                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811- 21261
                                                     ----------

                                 Rydex ETF Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                           --------------

                    Date of fiscal year end: October 31, 2006
                                             ----------------

                    Date of reporting period: April 30, 2006
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                  April 30, 2006


                                                                 RYDEX ETF TRUST
                                                              SEMI-ANNUAL REPORT



                                                        RYDEX RUSSELL TOP 50 ETF

                                                      RYDEX S&P EQUAL WEIGHT ETF

                                                    RYDEX S&P 500 Pure Value ETF

                                                   RYDEX S&P 500 Pure Growth ETF

                                             RYDEX S&P Midcap 400 Pure Value ETF

                                            RYDEX S&P Midcap 400 Pure Growth ETF

                                           RYDEX S&P Smallcap 600 Pure Value ETF

                                          RYDEX S&P Smallcap 600 Pure Growth ETF



                                                         [RydexInvestments LOGO]
                                                Essential for modern markets(TM)

                                                            SEMI-ANNUAL REPORT 1

   TABLE OF CONTENTS
--------------------------------------------------------------------------------

   LETTER TO OUR SHAREHOLDERS..................................     2

   FEES & EXPENSES.............................................     4

   PORTFOLIO SUMMARY...........................................     6

   SCHEDULE OF INVESTMENTS.....................................    22

   STATEMENTS OF ASSETS AND LIABILITIES........................    64

   STATEMENTS OF OPERATIONS....................................    66

   STATEMENTS OF CHANGES IN NET ASSETS.........................    68

   FINANCIAL HIGHLIGHTS........................................    72

   NOTES TO FINANCIAL STATEMENTS...............................    76

   SUPPLEMENTAL INFORMATION....................................    82

--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

Despite strong crosscurrents buffeting stock prices over the six-month period ending April 30th, the major market averages were able to turn in a strong performance with the S&P 500(R) Index, gaining 9.6%, followed by the Dow Jones Industrial Average(SM), which also rose nearly 10.2%. It was a good period for technology stocks as well, with the Nasdaq 100 Index(R) tacking on a 7.9% gain. The critical question for investors is whether stocks can sustain this rally and in the process, break out of the trading range they have been mired in for the past two years.

From an economic standpoint, there is reason to be cautious. Economic growth slowed dramatically in the fourth quarter of 2005 to a sub 2% annual rate and then rebounded strongly in the first quarter of this year to nearly 5%. With the impact of higher energy prices and interest rates still to be felt, economic growth is likely to slow to a 2.5% - 3.0% pace as we move further into 2006. Continued uncertainty over Federal Reserve (Fed) policy, interest rates, earnings and volatile energy prices also carry the potential to restrain stock market gains.

Although corporate earnings are still growing at double-digit rates, the pace is clearly slowing. This has two implications. First, since the market tends to focus on trends as opposed to absolute levels, slowing earnings growth will be perceived as a negative. Secondly, as earnings have grown faster than prices, stocks have become cheaper. This latter development sets the stage for a possible short-term market rally. In order for stock prices to move higher, however, two things need to happen. First, energy prices need to stabilize. Oil rose steadily from approximately $60/bbl in early November to over $73/bbl by the end of April. This served to trap stocks in a rather familiar pattern -- when oil moved up, stocks moved down. The other necessary catalyst for stocks to appreciate is clarity from the Fed on the future direction of monetary policy.

The Fed raised interest rates three times during the period, moving the closely watched Fed Funds target rate to 4.75%. Since these moves were widely anticipated they had little impact on stock prices. More importantly from the market's perspective, however, was the accompanying commentary which, in March, left the door open for future rate increases. This shook the consensus that the Fed would stop raising rates at somewhere between 4.75% and 5.25%. With the looming possibility of rising interest rates, investors were reluctant to place higher valuations on stock prices.

Uncertainty over the future course of monetary policy pushed interest rates higher across the maturity spectrum. By the end of April, yields on 2-year, 5-year and 10-year Treasury obligations had risen to 4.86%, 4.92% and 5.05% respectively. The relative flatness of the yield curve lent strength to the argument that economic growth is poised to slow.

Overseas markets, both in developed and developing economies continued to outperform domestic markets. So, while the U.S. is slowing, overseas economies are

--------------------------------------------------------------------------------

                                       3                  SEMI-ANNUAL REPORT

picking up steam. We expect this to have a favorable effect on U.S. markets. Industries and companies involved in exporting materials, industrial equipment, energy, communications and technology services should benefit. On a broader level, once an end to Fed rate increases is in sight -- something we anticipate as we move in to the latter half of 2006 -- stocks may embark on a short-term rally. A decline in energy prices -- something we place a lower probability on -- could have the same effect. In the short-term, stocks are likely to lack significant direction until one of these catalysts appears.

/s/ DAVID C. REILLY, CFA
David C. Reilly, CFA
Director of Investment Strategy -- Rydex Investments

All sources: Bloomberg

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Rydex ETF Trust, you incur advisory fees and distribution fees. All other Trust expenses are paid by the adviser. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-months ended April 30, 2006.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                       5                  SEMI-ANNUAL REPORT

                                         BEGINNING      ENDING
                                           ACCOUNT     ACCOUNT        EXPENSES PAID
                                             VALUE       VALUE       DURING PERIOD*
                                         11/1/2005   4/30/2006   11/1/05 TO 4/30/06
                                         ---------   ---------   ------------------
ACTUAL
  Rydex S&P Equal Weight ETF...........   $1,000     $1,126.80         $2.14
  Rydex Russell Top 50 ETF.............   $1,000     $1,062.90         $1.02
  Rydex S&P 500 Pure Value ETF**.......   $1,000     $1,037.80         $0.60
  Rydex S&P 500 Pure Growth ETF**......   $1,000     $  997.30         $0.58
  Rydex S&P MidCap 400 Pure Value
    ETF**..............................   $1,000     $1,018.00         $0.59
  Rydex S&P MidCap 400 Pure Growth
    ETF**..............................   $1,000     $  996.20         $0.58
  Rydex S&P SmallCap 600 Pure Value
    ETF**..............................   $1,000     $1,036.10         $0.60
  Rydex S&P SmallCap 600 Pure Growth
    ETF**..............................   $1,000     $1,039.50         $0.60
HYPOTHETICAL (ASSUMING A 5% RETURN
  BEFORE EXPENSES)
  Rydex S&P Equal Weight ETF...........   $1,000     $1,023.19         $2.04
  Rydex Russell Top 50 ETF.............   $1,000     $1,023.80         $1.00
  Rydex S&P 500 Pure Value ETF**.......   $1,000     $1,007.77         $0.59
  Rydex S&P 500 Pure Growth ETF**......   $1,000     $1,007.77         $0.59
  Rydex S&P MidCap 400 Pure Value
    ETF**..............................   $1,000     $1,007.77         $0.59
  Rydex S&P MidCap 400 Pure Growth
    ETF**..............................   $1,000     $1,007.77         $0.59
  Rydex S&P SmallCap 600 Pure Value
    ETF**..............................   $1,000     $1,007.77         $0.59
  Rydex S&P SmallCap 600 Pure Growth
    ETF**..............................   $1,000     $1,007.77         $0.59

---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.40%, 0.20%, 0.35%, 0.35%, 0.35%, 0.35%, 0.35%, and 0.35% respectively, multiplied by the average account value of the period, multiplied by days in the period, divided by 365.

** Fund commenced operations on 3/1/06.

RYDEX S&P EQUAL WEIGHT ETF
PORTFOLIO SUMMARY                                                 April 30, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       4/24/2003                                  Net Assets ($million):
                                                  $1,647.2

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      ----------------------------

 2.0%  Aerospace & Defense
 0.4%  Air Freight & Logistics
 0.2%  Airlines
 0.6%  Auto Components
 0.6%  Automobiles
 1.6%  Beverages
 0.9%  Biotechnology
 0.4%  Building Products
 3.4%  Capital Markets
 2.8%  Chemicals
 4.1%  Commercial Banks
 2.1%  Commercial Services & Supplies
 2.3%  Communications Equipment
 2.4%  Computers & Peripherals
 0.2%  Construction & Engineering
 0.2%  Construction Materials
 0.6%  Consumer Finance
 1.0%  Containers & Packaging
 0.2%  Distributors
 0.4%  Diversified Consumer Services
 1.0%  Diversified Financial Services
 1.2%  Diversified Telecommunication
       Services
 2.1%  Electric Utilities
 0.8%  Electrical Equipment
 1.5%  Electronic Equipment &
       Instruments
 2.4%  Energy Equipment & Services
 1.9%  Food & Staples Retailing
 2.5%  Food Products
 0.4%  Gas Utilities
 2.1%  Health Care Equipment &
       Supplies
 3.5%  Health Care Providers &
       Services
 0.2%  Health Care Technology
 2.2%  Hotels, Restaurants & Leisure
 2.5%  Household Durables
 0.8%  Household Products
 0.8%  Independent Power Producers &
       Energy Traders
 0.8%  Industrial Conglomerates
 4.6%  Insurance
 0.2%  Internet & Catalog Retail
 0.8%  Internet Software & Services
 2.0%  IT Services
 0.8%  Leisure Equipment & Products
 1.2%  Life Sciences Tools & Services
 2.6%  Machinery
 3.6%  Media
 1.6%  Metals & Mining
 2.5%  Multi-Utilities
 2.0%  Multiline Retail
 0.2%  Office Electronics
 3.9%  Oil, Gas & Consumable Fuels
 0.8%  Paper & Forest Products
 0.6%  Personal Products
 2.7%  Pharmaceuticals
 2.1%  Real Estate Investment Trusts
       (REITs)
 1.1%  Road & Rail
 4.2%  Semiconductors & Semiconductor
       Equipment
 2.6%  Software
 3.2%  Specialty Retail
 1.0%  Textiles, Apparel & Luxury
       Goods
 1.4%  Thrifts & Mortgage Finance
 0.6%  Tobacco
 0.2%  Trading Companies &
       Distributors
 0.4%  Wireless Telecommunication
       Services
 0.0%  Short Term Investments(a)
 0.0%  Other Assets(a)

(a) Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT ETF
PORTFOLIO SUMMARY (continued)                                     April 30, 2006
--------------------------------------------------------------------------------

                                       7                  SEMI-ANNUAL REPORT

RYDEX S&P EQUAL WEIGHT ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
-------------------------------------------------------
               COMPANY NAME                 % OF TOTAL
-------------------------------------------------------
OFFICEMAX, INC.                                    0.26%
SANMINA- SCI CORP.                                 0.25%
DEAN FOODS CO.                                     0.25%
ALLIED WASTE INDUSTRIES, INC.                      0.25%
ALLEGHENY TECHNOLOGIES, INC.                       0.25%
WEATHERFORD INTERNATIONAL LTD.                     0.24%
FREESCALE SEMICONDUCTOR, INC.                      0.24%
BAKER HUGHES, INC.                                 0.24%
FREEPORT-MCMORAN COPPER & GOLD, INC.               0.24%
NVIDIA CORP.                                       0.24%
-------------------------------------------------------

SECTOR ALLOCATIONS*

[PIE CHART]

Consumer Discretionary                                                           17.34
Financials                                                                       17.23
Information Technology                                                           15.90
Industrials                                                                      10.86
Health Care                                                                      10.55
Consumer Staples                                                                  8.01
Materials                                                                         6.41
Energy                                                                            6.34
Utilities                                                                         5.81
Telecommunication Services                                                        1.55

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of market value. These percentages may change over time.

RYDEX RUSSELL TOP 50 ETF
PORTFOLIO SUMMARY                                                 April 30, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       5/4/05                                     Net Assets ($million): $110.4

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      ----------------------------

 1.2%  Aerospace & Defense
 0.9%  Air Freight & Logistics
 3.4%  Beverages
 2.2%  Biotechnology
 1.5%  Capital Markets
 4.9%  Commercial Banks
 4.0%  Communications Equipment
 5.2%  Computers & Peripherals
 1.1%  Consumer Finance
11.8%  Diversified Consumer Services
 3.6%  Diversified Telecommunication
       Services
 2.1%  Food & Staples Retailing
 0.1%  Food Products
 1.1%  Health Care Equipment &
       Supplies
 1.2%  Health Care Providers &
       Services
 3.4%  Household Products
 7.9%  Industrial Conglomerates
 2.7%  Insurance
 1.2%  Internet Software & Services
 5.1%  Media
11.8%  Oil, Gas & Consumable Fuels
11.3%  Pharmaceuticals
 2.1%  Semiconductors & Semiconductor
       Equipment
 5.1%  Software
 1.6%  Specialty Retail
 0.9%  Thrifts & Mortgage Finance
 2.7%  Tobacco
 0.0%  Short Term Investments(a)
(0.1%) Liabilities in Excess of Other
       Assets

(a) Amount represents less than 0.05% of net assets.

RYDEX RUSSELL TOP 50 ETF
PORTFOLIO SUMMARY (continued)                                     April 30, 2006
--------------------------------------------------------------------------------

                                       9                  SEMI-ANNUAL REPORT

RYDEX RUSSELL TOP 50 ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
-------------------------------------------------------
               COMPANY NAME                 % OF TOTAL
-------------------------------------------------------
EXXON MOBIL CORP.                                  7.29%
GENERAL ELECTRIC CO.                               6.66%
CITIGROUP, INC.                                    4.72%
BANK OF AMERICA CORP.                              4.22%
MICROSOFT CORP.                                    4.06%
PFIZER, INC.                                       3.42%
PROCTER & GAMBLE CO.                               3.38%
JOHNSON & JOHNSON                                  3.16%
JPMORGAN CHASE & CO.                               2.90%
ALTRIA GROUP, INC.                                 2.75%
-------------------------------------------------------

SECTOR ALLOCATION*

[PIE CHART]

Financials                                                                       22.86
Information Technology                                                           17.63
Health Care                                                                      15.81
Energy                                                                           11.81
Consumer Staples                                                                 11.67
Industrials                                                                       9.91
Consumer Discretionary                                                            6.69
Telecommunication Services                                                        3.62

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of market value. These percentages may change over time.

RYDEX S&P 500 PURE VALUE ETF
PORTFOLIO SUMMARY                                                 April 30, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       3/1/2006                                   Net Assets ($million): $4.7

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      --------------------------------

 1.9%  Aerospace & Defense
 1.7%  Auto Components
 2.3%  Automobiles
 2.2%  Beverages
 0.3%  Building Products
 0.7%  Capital Markets
 3.3%  Chemicals
 6.1%  Commercial Banks
 2.5%  Commercial Services & Supplies
 0.3%  Communications Equipment
 1.1%  Containers & Packaging
 2.0%  Diversified Financial Services
 4.3%  Diversified Telecommunication
       Services
 4.9%  Electric Utilities
 1.7%  Electronic Equipment &
       Instruments
 0.8%  Energy Equipment & Services
 4.2%  Food & Staples Retailing
 2.4%  Food Products
 1.7%  Gas Utilities
 1.1%  Health Care Providers &
       Services
 2.9%  Household Durables
 1.4%  Independent Power Producers &
       Energy Traders
 0.3%  Industrial Conglomerates
 8.6%  Insurance
 3.3%  IT Services
 1.0%  Leisure Equipment & Products
 2.8%  Machinery
 3.2%  Metals & Mining
 8.0%  Multi-Utilities
 3.5%  Multiline Retail
 3.4%  Oil, Gas & Consumable Fuels
 3.6%  Paper & Forest Products
 2.2%  Real Estate Investment Trusts
       (REITs)
 3.0%  Road & Rail
 0.7%  Semiconductors & Semiconductor
       Equipment
 4.0%  Specialty Retail
 0.9%  Textiles, Apparel & Luxury
       Goods
 0.7%  Thrifts & Mortgage Finance
 0.7%  Tobacco
 0.2%  Short Term Investments
 0.1%  Other Assets

RYDEX S&P 500 PURE VALUE ETF
PORTFOLIO SUMMARY (continued)                                     April 30, 2006
--------------------------------------------------------------------------------

                                       11                 SEMI-ANNUAL REPORT

RYDEX S&P 500 PURE VALUE ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
-------------------------------------------------------
              COMPANY NAME                  % OF TOTAL
-------------------------------------------------------
RYDER SYSTEM, INC.                                 1.86%
UNITED STATES STEEL CORP.                          1.79%
ALLIED WASTE INDUSTRIES, INC.                      1.65%
DILLARD'S, INC.                                    1.64%
OFFICEMAX, INC.                                    1.36%
CONOCOPHILLIPS                                     1.35%
ALBERTSON'S, INC.                                  1.29%
CIRCUIT CITY STORES, INC.                          1.21%
GENERAL MOTORS CORP.                               1.16%
FORD MOTOR CO.                                     1.15%
-------------------------------------------------------

SECTOR ALLOCATION*

[PIE CHART]

Financials                                                                       20.37
Consumer Discretionary                                                           16.46
Utilities                                                                        15.90
Materials                                                                        11.22
Industrials                                                                      10.78
Consumer Staples                                                                  9.63
Information Technology                                                            5.88
Telecommunication Services                                                        4.35
Energy                                                                            4.26
Health Care                                                                       1.15

*The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of market value. These percentages may change over time.

RYDEX S&P 500 PURE GROWTH ETF
PORTFOLIO SUMMARY                                                 April 30, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       3/1/2006                                   Net Assets ($million): $6.9

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      --------------------------------

 1.2%  Aerospace & Defense
 0.7%  Auto Components
 1.0%  Automobiles
 1.1%  Beverages
 1.1%  Biotechnology
 1.7%  Capital Markets
 1.0%  Chemicals
 1.5%  Commercial Services & Supplies
 0.2%  Communications Equipment
 4.3%  Computers & Peripherals
 2.3%  Consumer Finance
 1.0%  Containers & Packaging
 2.0%  Diversified Consumer Services
 0.3%  Electronic Equipment &
       Instruments
 0.7%  Energy Equipment & Services
 1.8%  Food & Staples Retailing
 2.7%  Food Products
 5.2%  Health Care Equipment &
       Supplies
 9.3%  Health Care Providers &
       Services
 0.7%  Health Care Technology
 5.1%  Hotels, Restaurants & Leisure
 5.1%  Household Durables
 1.9%  Household Products
 1.5%  Insurance
 1.1%  Internet & Catalog Retail
 4.0%  Internet Software & Services
 2.1%  IT Services
 2.4%  Life Sciences Tools & Services
 0.9%  Machinery
 2.1%  Media
 1.6%  Multiline Retail
 7.4%  Oil, Gas & Consumable Fuels
 5.5%  Pharmaceuticals
 2.8%  Semiconductors & Semiconductor
       Equipment
 4.2%  Software
 6.4%  Specialty Retail
 2.0%  Textiles, Apparel & Luxury
       Goods
 3.4%  Thrifts & Mortgage Finance
 0.6%  Tobacco
 0.2%  Short Term Investments
(0.1)% Other Assets(a)

(a) Amount represents less than 0.05% of net assets.

RYDEX S&P 500 PURE GROWTH ETF
PORTFOLIO SUMMARY (continued)                                     April 30, 2006
--------------------------------------------------------------------------------

                                       13                 SEMI-ANNUAL REPORT

RYDEX S&P 500 PURE GROWTH ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
-------------------------------------------------------
               COMPANY NAME                 % OF TOTAL
-------------------------------------------------------
NVIDIA CORP.                                       2.24%
INTERNATIONAL GAME TECHNOLOGY, INC.                1.96%
GOOGLE, INC.                                       1.71%
XTO ENERGY, INC.                                   1.58%
BLACK & DECKER CORP.                               1.30%
COUNTRYWIDE FINANCIAL CORP.                        1.29%
FISHER SCIENTIFIC INTERNATIONAL, INC.              1.28%
AUTOZONE, INC.                                     1.27%
EXPRESS SCRIPTS, INC.                              1.24%
FOREST LABORATORIES, INC.                          1.22%
-------------------------------------------------------

SECTOR ALLOCATIONS*

[PIE CHART]

Consumer Discretionary                                                           27.08
Health Care                                                                      24.23
Information Technology                                                           17.96
Financials                                                                        8.90
Energy                                                                            8.14
Consumer Staples                                                                  8.08
Industrials                                                                       3.62
Materials                                                                         1.99

*The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of market value. These percentages may change over time.

RYDEX S&P MIDCAP 400 PURE VALUE ETF
PORTFOLIO SUMMARY                                                 April 30, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       3/1/2006                                   Net Assets ($million): $4.8

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      --------------------------------

 1.5%  Aerospace & Defense
 1.7%  Airlines
 4.8%  Auto Components
 5.3%  Chemicals
 0.3%  Commercial Banks
 2.9%  Commercial Services & Supplies
 1.5%  Containers & Packaging
 9.5%  Electric Utilities
 4.6%  Electronic Equipment &
       Instruments
 1.9%  Food & Staples Retailing
 1.0%  Food Products
 3.3%  Gas Utilities
 0.7%  Health Care Providers &
       Services
 1.7%  Hotels, Restaurants & Leisure
 3.1%  Household Durables
 0.6%  Independent Power Producers &
       Energy Traders
10.4%  Insurance
 0.3%  Leisure Equipment & Products
 6.2%  Machinery
 0.6%  Media
 2.7%  Metals & Mining
10.8%  Multi-Utilities
 0.9%  Multiline Retail
 0.3%  Oil, Gas & Consumable Fuels
 2.8%  Paper & Forest Products
 4.1%  Real Estate Investment Trusts
       (REITs)
 4.6%  Road & Rail
 3.0%  Semiconductors & Semiconductor
       Equipment
 0.5%  Software
 3.3%  Specialty Retail
 1.6%  Thrifts & Mortgage Finance
 1.5%  Tobacco
 0.4%  Trading Companies &
       Distributors
 1.3%  Wireless Telecommunication
       Services
 0.2%  Short Term Investments
 0.1%  Other Assets

RYDEX S&P MIDCAP 400 PURE VALUE ETF
PORTFOLIO SUMMARY (continued)                                     April 30, 2006
--------------------------------------------------------------------------------

                                       15                 SEMI-ANNUAL REPORT

RYDEX S&P MIDCAP 400 PURE VALUE ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
-------------------------------------------------------
               COMPANY NAME                 % OF TOTAL
-------------------------------------------------------
AMTEL CORP.                                        2.97%
NORTHEAST UTILITIES                                2.08%
TECUMSEH PRODUCTS CO.                              1.94%
FURNITURE BRANDS INTERNATIONAL, INC.               1.91%
ARVINMERITOR, INC.                                 1.90%
PEPCO HOLDINGS, INC.                               1.79%
NSTAR                                              1.78%
AMERICAN FINANCIAL GROUP INC./OH                   1.75%
ALASKA AIR GROUP, INC.                             1.68%
UNIVERSAL CORP/RICHMOND VA                         1.54%
-------------------------------------------------------

SECTOR ALLOCATION*

[PIE CHART]

Utilities                                                                        24.26
Industrials                                                                      17.31
Financials                                                                       16.40
Consumer Discretionary                                                           14.84
Materials                                                                        12.27
Information Technology                                                            8.12
Consumer Staples                                                                  4.47
Telecommunication Services                                                        1.31
Health Care                                                                       0.68
Energy                                                                            0.34

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of market value. These percentages may change over time.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
PORTFOLIO SUMMARY                                                 April 30, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       3/1/2006                                   Net Assets ($million): $7.9

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      --------------------------------

 1.3%  Aerospace & Defense
 2.2%  Air Freight & Logistics
 2.8%  Airlines
 1.0%  Automobiles
 1.9%  Biotechnology
 5.0%  Capital Markets
 0.9%  Commercial Banks
 5.0%  Commercial Services & Supplies
 1.9%  Communications Equipment
 1.9%  Computers & Peripherals
 0.7%  Construction & Engineering
 6.1%  Diversified Consumer Services
 1.9%  Electronic Equipment &
       Instruments
 1.2%  Energy Equipment & Services
 4.8%  Health Care Equipment &
       Supplies
 2.9%  Health Care Providers &
       Services
 4.4%  Hotels, Restaurants & Leisure
 3.8%  Household Durables
 0.9%  Household Products
 1.7%  Insurance
 7.9%  IT Services
 1.8%  Life Sciences Tools & Services
 1.6%  Machinery
 0.5%  Media
 0.3%  Office Electronics
 7.8%  Oil, Gas & Consumable Fuels
 3.8%  Pharmaceuticals
 4.1%  Semiconductors & Semiconductor
       Equipment
 2.5%  Software
14.7%  Specialty Retail
 1.1%  Textiles, Apparel & Luxury
       Goods
 0.8%  Thrifts & Mortgage Finance
 0.8%  Trading Companies &
       Distributors
 0.0%  Short Term Investments(a)
 0.0%  Other Assets(a)

(a) Amount represents less than 0.05% of net assets.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
PORTFOLIO SUMMARY (continued)                                     April 30, 2006
--------------------------------------------------------------------------------

                                       17                 SEMI-ANNUAL REPORT

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
-------------------------------------------------------
               COMPANY NAME                 % OF TOTAL
-------------------------------------------------------
AEROPOSTALE, INC.                                  2.37%
COGNIZANT TECHNOLOGY SOLUTIONS CORP.               2.33%
CORPORATE EXECUTIVE BOARD CO.                      2.16%
GAMESTOP CORP.                                     2.03%
CHICO'S FAS, INC.                                  1.98%
WESTERN DIGITAL CORP.                              1.94%
SCIENTIFIC GAMES CORP.                             1.94%
CORINTHIAN COLLEGES, INC.                          1.80%
PAR PHARMACEUTICAL COS, INC.                       1.74%
BROWN & BROWN, INC.                                1.71%
-------------------------------------------------------

SECTOR ALLOCATIONS*

[PIE CHART]

Consumer Discretionary                                                           31.56
Information Technology                                                           20.63
Health Care                                                                      15.22
Industrials                                                                      14.38
Energy                                                                            9.02
Financials                                                                        8.34
Consumer Staples                                                                  0.85

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of market value. These percentages may change over time.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
PORTFOLIO SUMMARY                                                 April 30, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       3/1/2006                                   Net Assets ($million): $6.0

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      --------------------------------

 0.9%  Aerospace & Defense
 0.8%  Air Freight & Logistics
 0.2%  Airlines
 1.5%  Auto Components
 1.4%  Automobiles
 0.8%  Building Products
 2.0%  Capital Markets
 6.7%  Chemicals
 2.6%  Commercial Banks
 6.2%  Commercial Services & Supplies
 0.9%  Communications Equipment
 1.2%  Computers & Peripherals
 0.8%  Construction & Engineering
 0.3%  Construction Materials
 3.3%  Containers & Packaging
 0.1%  Distributors
 3.8%  Electric Utilities
 2.6%  Electrical Equipment
 5.1%  Electronic Equipment &
       Instruments
 0.2%  Energy Equipment & Services
 1.6%  Food & Staples Retailing
 2.1%  Food Products
 5.3%  Gas Utilities
 0.8%  Health Care Equipment &
       Supplies
 1.8%  Health Care Providers &
       Services
 2.8%  Hotels, Restaurants & Leisure
 3.6%  Household Durables
 1.5%  Industrial Conglomerates
 3.4%  Insurance
 2.4%  IT Services
 1.3%  Leisure Equipment & Products
 0.3%  Life Sciences Tools & Services
 2.4%  Machinery
 6.6%  Metals & Mining
 1.4%  Multi-Utilities
 0.6%  Multiline Retail
 3.4%  Paper & Forest Products
 2.6%  Real Estate Investment Trusts
       (REITs)
 0.7%  Road & Rail
 0.3%  Semiconductors & Semiconductor
       Equipment
 0.3%  Software
 6.9%  Specialty Retail
 4.3%  Textiles, Apparel & Luxury
       Goods
 0.2%  Thrifts & Mortgage Finance
 1.3%  Tobacco
 0.3%  Trading Companies &
       Distributors
 0.2%  Water Utilities
 0.2%  Short Term Investments
 0.0%  Other Assets(a)

(a) Amount represents less than 0.05% of net assets.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
PORTFOLIO SUMMARY (continued)                                     April 30, 2006
--------------------------------------------------------------------------------

                                       19                 SEMI-ANNUAL REPORT

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
-------------------------------------------------------
               COMPANY NAME                 % OF TOTAL
-------------------------------------------------------
STARTEK, INC.                                      1.55%
ALLIANCE ONE INTERNATIONAL, INC.                   1.34%
KELLWOOD CO.                                       1.34%
GROUP 1 AUTOMOTIVE, INC.                           1.33%
PLANAR SYSTEMS, INC.                               1.23%
CENTRAL VERMONT PUBLIC SERVICE CORP.               1.16%
LANDAMERICA FINANCIAL GROUP, INC.                  1.15%
VOLT INFORMATION SCIENCES, INC.                    1.14%
SCHULMAN A, INC.                                   1.14%
MYERS INDUSTRIES, INC.                             1.08%
-------------------------------------------------------

SECTOR ALLOCATION*

[PIE CHART]

Consumer Discretionary                                                           22.68
Materials                                                                        20.27
Industrials                                                                      17.11
Financials                                                                       10.85
Utilities                                                                        10.70
Information Technology                                                           10.23
Consumer Staples                                                                  5.05
Health Care                                                                       2.89
Energy                                                                            0.22

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of market value. These percentages may change over time.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
PORTFOLIO SUMMARY                                                 April 30, 2006
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       3/1/2006                                   Net Assets ($million): $8.2

      INDUSTRY BREAKDOWN (AS A PERCENTAGE OF NET ASSETS)
      --------------------------------

 2.1%  Aerospace & Defense
 0.5%  Air Freight & Logistics
 0.6%  Automobiles
 1.5%  Beverages
 0.4%  Building Products
 0.8%  Capital Markets
 3.2%  Commercial Banks
 2.2%  Commercial Services & Supplies
 0.3%  Communications Equipment
 2.2%  Computers & Peripherals
 1.1%  Construction Materials
 0.6%  Consumer Finance
 1.7%  Diversified Consumer Services
 1.4%  Diversified Financial Services
 3.2%  Electronic Equipment &
       Instruments
 2.5%  Energy Equipment & Services
 0.6%  Food Products
13.0%  Health Care Equipment &
       Supplies
 7.2%  Health Care Providers &
       Services
 1.1%  Health Care Technology
 6.6%  Hotels, Restaurants & Leisure
 2.0%  Household Durables
 1.4%  Insurance
 4.4%  Internet Software & Services
 3.3%  IT Services
 2.6%  Leisure Equipment & Products
 1.1%  Life Sciences Tools & Services
 0.9%  Machinery
 1.0%  Media
 8.1%  Oil, Gas & Consumable Fuels
 1.3%  Personal Products
 3.7%  Pharmaceuticals
 1.9%  Road & Rail
 4.9%  Software
 7.1%  Specialty Retail
 1.3%  Textiles, Apparel & Luxury
       Goods
 2.2%  Thrifts & Mortgage Finance
 0.0%  Short Term Investments(a)
 0.0%  Other Assets(a)

(a) Amount represents less than 0.05% of net assets.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
PORTFOLIO SUMMARY (continued)                                     April 30, 2006
--------------------------------------------------------------------------------

                                       21                 SEMI-ANNUAL REPORT

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
-----------------------------------------------------
              COMPANY NAME                % OF TOTAL
-----------------------------------------------------
BIOLASE TECHNOLOGY, INC.                         2.21%
COINSTAR, INC.                                   1.72%
CHRISTOPHER & BANKS CORP.                        1.71%
FRONTIER OIL CORP.                               1.67%
MULTIMEDIA GAMES, INC.                           1.65%
HANSEN NATURAL CORP.                             1.53%
J2 GLOBAL COMMUNICATIONS, INC.                   1.53%
SHUFFLE MASTER, INC.                             1.50%
PORTFOLIO RECOVERY ASSOCIATES, INC.              1.36%
CERADYNE, INC.                                   1.35%
-----------------------------------------------------

SECTOR ALLOCATIONS*

[PIE CHART]

Health Care                                                                      26.15
Consumer Discretionary                                                           22.86
Information Technology                                                           18.36
Energy                                                                           10.60
Financials                                                                        9.48
Industrials                                                                       8.03
Consumer Staples                                                                  3.38
Materials                                                                         1.14

* The Fund's Top 10 Holdings are expressed as a percentage of net assets and the Sector Allocation is expressed as a percentage of market value. These percentages may change over time.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS 100.0%
  AEROSPACE & DEFENSE 2.0%
  Boeing Co. .....................................     42,110       $3,514,080
  General Dynamics Corp. .........................     50,154        3,291,105
  Goodrich Corp. .................................     75,696        3,368,472
  Honeywell International, Inc. ..................     76,783        3,263,278
  L-3 Communications Holdings, Inc. ..............     37,856        3,092,835
  Lockheed Martin Corp. ..........................     43,220        3,280,398
  Northrop Grumman Corp. .........................     46,926        3,139,349
  Raytheon Co. ...................................     71,773        3,177,391
  Rockwell Collins, Inc. .........................     60,312        3,449,846
  United Technologies Corp. ......................     55,826        3,506,431
                                                                --------------
TOTAL AEROSPACE & DEFENSE                                           33,083,185
                                                                --------------

  AIR FREIGHT & LOGISTICS 0.4%
  FedEx Corp. ....................................     28,559        3,287,997
  United Parcel Service, Inc. -- Class B..........     41,982        3,403,481
                                                                --------------
TOTAL AIR FREIGHT & LOGISTICS
                                                                     6,691,478
                                                                --------------

  AIRLINES 0.2%
  Southwest Airlines Co. .........................    186,567        3,026,117
                                                                --------------
TOTAL AIRLINES                                                       3,026,117
                                                                --------------

  AUTO COMPONENTS 0.6%
  Cooper Tire & Rubber Co. .......................    222,276        2,822,905
  Goodyear Tire & Rubber Co.*.....................    239,106        3,347,484
  Johnson Controls, Inc. .........................     43,220        3,524,591
                                                                --------------
TOTAL AUTO COMPONENTS                                                9,694,980
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  AUTOMOBILES 0.6%
  Ford Motor Co. .................................    417,548       $2,901,959
  General Motors Corp. ...........................    153,023        3,501,166
  Harley-Davidson, Inc. ..........................     67,128        3,412,787
                                                                --------------
TOTAL AUTOMOBILES                                                    9,815,912
                                                                --------------

  BEVERAGES 1.6%
  Anheuser-Busch Cos., Inc. ......................     75,850        3,381,393
  Brown-Forman Corp. -- Class B...................     40,071        2,985,290
  Coca-Cola Co (The)..............................     76,766        3,221,101
  Coca-Cola Enterprises, Inc. ....................    158,184        3,089,334
  Constellation Brands, Inc. -- Class A*..........    124,380        3,072,186
  Molson Coors Brewing Co. -- Class B.............     46,926        3,465,954
  Pepsi Bottling Group, Inc. .....................    107,933        3,464,649
  PepsiCo, Inc. ..................................     54,715        3,186,602
                                                                --------------
TOTAL BEVERAGES                                                     25,866,509
                                                                --------------

  BIOTECHNOLOGY 0.9%
  Amgen, Inc.*....................................     44,882        3,038,511
  Biogen Idec, Inc.*..............................     66,763        2,994,321

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       23                 SEMI-ANNUAL REPORT

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Genzyme Corp.*..................................     47,131       $2,882,532
  Gilead Sciences, Inc.*..........................     51,920        2,985,400
  Medimmune, Inc.*................................     89,740        2,824,118
                                                                --------------
TOTAL BIOTECHNOLOGY                                                 14,724,882
                                                                --------------

  BUILDING PRODUCTS 0.4%
  American Standard Cos., Inc. ...................     78,816        3,430,861
  Masco Corp. ....................................    101,858        3,249,270
                                                                --------------
TOTAL BUILDING PRODUCTS                                              6,680,131
                                                                --------------

  CAPITAL MARKETS 3.4%
  Ameriprise Financial, Inc. .....................     71,275        3,495,326
  Bank of New York Co., Inc.......................     92,406        3,248,071
  Bear Stearns Cos., Inc. ........................     24,659        3,514,154
  Charles Schwab Corp. ...........................    181,296        3,245,198
  E*Trade Financial Corp.*........................    124,644        3,101,143
  Federated Investors, Inc. -- Class B............     86,605        3,039,835
  Franklin Resources, Inc. .......................     32,282        3,006,100
  Goldman Sachs Group, Inc. ......................     21,672        3,473,805
  Janus Capital Group, Inc. ......................    147,987        2,879,827
  Legg Mason, Inc. ...............................     26,662        3,158,914
  Lehman Brothers Holdings, Inc. .................     22,997        3,475,996
  Mellon Financial Corp. .........................     92,339        3,474,717
  Merrill Lynch & Co., Inc. ......................     42,271        3,223,586
  Morgan Stanley..................................     54,516        3,505,379
  Northern Trust Corp. ...........................     61,410        3,616,435

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  State Street Corp. .............................     52,224       $3,411,272
  T. Rowe Price Group, Inc. ......................     42,281        3,559,637
                                                                --------------
TOTAL CAPITAL MARKETS                                               56,429,395
                                                                --------------

  CHEMICALS 2.8%
  Air Products & Chemicals, Inc. .................     49,892        3,418,600
  Ashland, Inc. ..................................     48,965        3,222,876
  Dow Chemical Co (The)...........................     75,138        3,051,354
  Du Pont (E.I.) de Nemours & Co. ................     77,154        3,402,491
  Eastman Chemical Co. ...........................     63,432        3,447,529
  Ecolab, Inc. ...................................     83,451        3,154,448
  Engelhard Corp. ................................     82,915        3,184,765
  Hercules, Inc.*.................................    247,022        3,510,183
  International Flavors & Fragrances, Inc. .......     94,229        3,329,111
  Monsanto Co. ...................................     38,591        3,218,489
  PPG Industries, Inc. ...........................     51,920        3,484,871
  Praxair, Inc. ..................................     57,709        3,239,206
  Rohm & Haas Co. ................................     66,050        3,342,130
  Sigma-Aldrich Corp. ............................     50,820        3,486,773
                                                                --------------
TOTAL CHEMICALS                                                     46,492,826
                                                                --------------

  COMMERCIAL BANKS 4.1%
  AmSouth Bancorporation..........................    116,661        3,376,169
  BB&T Corp. .....................................     80,860        3,472,129
  Comerica, Inc. .................................     56,764        3,228,169
  Compass Bancshares, Inc. .......................     63,967        3,515,626
  Fifth Third Bancorp.............................     83,655        3,381,335
  First Horizon National Corp. ...................     79,220        3,360,512
  Huntington Bancshares, Inc. ....................    137,863        3,329,392
  KeyCorp.........................................     87,943        3,361,182

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       24

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  M&T Bank Corp. .................................     28,018       $3,345,349
  Marshall & Ilsley Corp. ........................     72,381        3,309,259
  National City Corp. ............................     91,847        3,389,154
  North Fork Bancorporation, Inc. ................    112,721        3,396,284
  PNC Financial Services Group, Inc. .............     47,091        3,365,594
  Regions Financial Corp. ........................     91,086        3,325,550
  SunTrust Banks, Inc. ...........................     42,872        3,315,292
  Synovus Financial Corp. ........................    117,623        3,293,444
  U.S. Bancorp....................................    105,364        3,312,644
  Wachovia Corp. .................................     57,300        3,429,405
  Wells Fargo & Co. ..............................     50,445        3,465,067
  Zions Bancorp...................................     38,580        3,203,297
                                                                --------------
TOTAL COMMERCIAL BANKS                                              67,174,853
                                                                --------------

  COMMERCIAL SERVICES & SUPPLIES 2.1%
  Allied Waste Industries, Inc.*..................    288,015        4,078,292
  Avery Dennison Corp. ...........................     55,247        3,452,938
  Cendant Corp. ..................................    191,308        3,334,498
  Cintas Corp. ...................................     77,950        3,272,341
  Equifax, Inc. ..................................     85,709        3,303,225
  Monster Worldwide, Inc.*........................     64,522        3,703,563
  Pitney-Bowes, Inc. .............................     79,386        3,322,304
  R.R. Donnelley & Sons Co. ......................     99,410        3,349,123

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Robert Half International, Inc. ................     85,540       $3,615,776
  Waste Management, Inc. .........................     94,969        3,557,539
                                                                --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                    34,989,599
                                                                --------------

  COMMUNICATIONS EQUIPMENT 2.3%
  ADC Telecommunications, Inc.*...................    129,320        2,895,475
  Andrew Corp.*...................................    255,782        2,706,173
  Avaya, Inc.*....................................    275,836        3,310,032
  CIENA Corp.*....................................    641,530        2,623,858
  Cisco Systems, Inc.*............................    151,948        3,183,311
  Comverse Technology, Inc.*......................    135,200        3,062,280
  Corning, Inc.*..................................    120,574        3,331,460
  JDS Uniphase Corp.*.............................    810,804        2,829,706
  Lucent Technologies, Inc.*......................  1,117,287        3,117,231
  Motorola, Inc. .................................    147,030        3,139,090
  QUALCOMM, Inc. .................................     64,675        3,320,414
  Tellabs, Inc.*..................................    220,751        3,498,903
                                                                --------------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                    37,017,933
                                                                --------------

  COMPUTERS & PERIPHERALS 2.4%
  Apple Computer, Inc.*...........................     50,809        3,576,445
  Dell, Inc.*.....................................    112,938        2,958,976
  EMC Corp.*......................................    232,904        3,146,533
  Gateway, Inc.*..................................  1,357,851        2,987,272
  Hewlett-Packard Co. ............................     96,078        3,119,653
  International Business Machines Corp. ..........     39,336        3,238,926

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       25                 SEMI-ANNUAL REPORT

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Lexmark International, Inc. -- Class A*.........     71,570       $3,485,459
  NCR Corp.*......................................     83,274        3,280,996
  Network Appliance, Inc.*........................     93,588        3,469,307
  QLogic Corp.*...................................    163,991        3,412,653
  SanDisk Corp.*..................................     54,005        3,447,139
  Sun Microsystems, Inc.*.........................    691,039        3,455,195
                                                                --------------
TOTAL COMPUTERS & PERIPHERALS
                                                                    39,578,554
                                                                --------------

  CONSTRUCTION & ENGINEERING 0.2%
  Fluor Corp. ....................................     38,855        3,610,018
                                                                --------------
TOTAL CONSTRUCTION & ENGINEERING
                                                                     3,610,018
                                                                --------------

  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. ...........................     37,828        3,213,867
                                                                --------------
TOTAL CONSTRUCTION MATERIALS
                                                                     3,213,867
                                                                --------------

  CONSUMER FINANCE 0.6%
  American Express Co. ...........................     60,112        3,234,627
  Capital One Financial Corp. ....................     39,860        3,453,470
  SLM Corp. ......................................     58,974        3,118,545
                                                                --------------
TOTAL CONSUMER FINANCE                                               9,806,642
                                                                --------------

  CONTAINERS & PACKAGING 1.0%
  Ball Corp. .....................................     73,994        2,958,280
  Bemis Co. ......................................     99,791        3,139,425
  Pactiv Corp.*...................................    136,304        3,317,639
  Sealed Air Corp. ...............................     55,842        3,007,092
  Temple-Inland, Inc. ............................     73,481        3,412,458
                                                                --------------
TOTAL CONTAINERS & PACKAGING
                                                                    15,834,894
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  DISTRIBUTORS 0.2%
  Genuine Parts Co. ..............................     72,690       $3,172,918
                                                                --------------
TOTAL DISTRIBUTORS                                                   3,172,918
                                                                --------------

  DIVERSIFIED CONSUMER SERVICES 0.4%
  Apollo Group, Inc. -- Class A*..................     63,079        3,446,637
  H&R Block, Inc. ................................    153,506        3,504,542
                                                                --------------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                     6,951,179
                                                                --------------

  DIVERSIFIED FINANCIAL SERVICES 1.0%
  Bank of America Corp. ..........................     69,940        3,491,405
  CIT Group, Inc. ................................     60,090        3,245,461
  Citigroup, Inc. ................................     69,188        3,455,941
  JPMorgan Chase & Co. ...........................     79,391        3,602,763
  Moody's Corp. ..................................     46,932        2,910,253
                                                                --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                    16,705,823
                                                                --------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 1.2%
  AT&T Corp. .....................................    121,643        3,188,263
  BellSouth Corp. ................................     95,312        3,219,639
  CenturyTel, Inc. ...............................     86,252        3,251,700
  Citizens Communications Co. ....................    242,255        3,217,146
  Qwest Communications International, Inc.*.......    473,418        3,176,635
  Verizon Communications, Inc. ...................     95,349        3,149,378
                                                                --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                    19,202,761
                                                                --------------

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       26

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC UTILITIES 2.1%
  Allegheny Energy, Inc.*.........................     91,086       $3,245,394
  American Electric Power Co., Inc. ..............     92,509        3,095,351
  Edison International............................     75,690        3,058,633
  Entergy Corp. ..................................     45,811        3,204,021
  Exelon Corp. ...................................     58,624        3,165,696
  FPL Group, Inc. ................................     80,844        3,201,423
  FirstEnergy Corp. ..............................     63,448        3,217,448
  PPL Corp. ......................................    105,011        3,049,520
  Pinnacle West Capital Corp. ....................     81,799        3,280,140
  Progress Energy, Inc. ..........................     72,558        3,105,482
  Southern Co. ...................................     97,173        3,131,886
                                                                --------------
TOTAL ELECTRIC UTILITIES                                            34,754,994
                                                                --------------

  ELECTRICAL EQUIPMENT 0.8%
  American Power Conversion Corp. ................    146,535        3,258,938
  Cooper Industries Ltd., -- Class A..............     38,762        3,544,785
  Emerson Electric Co. ...........................     38,392        3,261,401
  Rockwell Automation, Inc. ......................     45,092        3,267,366
                                                                --------------
TOTAL ELECTRICAL EQUIPMENT                                          13,332,490
                                                                --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
  Agilent Technologies, Inc.*.....................     86,544        3,325,021
  Jabil Circuit, Inc.*............................     86,406        3,368,970
  Molex, Inc. ....................................     98,894        3,670,945
  Sanmina-SCI Corp.*..............................    803,101        4,168,094

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Solectron Corp.*................................    833,296       $3,333,184
  Symbol Technologies, Inc. ......................    303,025        3,227,216
  Tektronix, Inc. ................................     89,540        3,162,553
                                                                --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                    24,255,983
                                                                --------------

  ENERGY EQUIPMENT & SERVICES 2.4%
  BJ Services Co. ................................     99,988        3,804,543
  Baker Hughes, Inc. .............................     48,813        3,945,555
  Duke Energy Corp. ..............................    111,469        3,245,977
  Halliburton Co. ................................     46,506        3,634,444
  Nabors Industries Ltd.*.........................     98,972        3,694,625
  National Oilwell Varco, Inc.*...................     54,704        3,772,935
  Noble Corp. ....................................     41,057        3,241,040
  Rowan Cos., Inc. ...............................     78,453        3,477,821
  Schlumberger Ltd. ..............................     53,104        3,671,611
  Transocean, Inc.*...............................     40,977        3,322,005
  Weatherford International Ltd.*.................     75,874        4,016,011
                                                                --------------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                    39,826,567
                                                                --------------

  FOOD & STAPLES RETAILING 1.9%
  Albertson's, Inc. ..............................    126,881        3,213,896
  CVS Corp. ......................................    110,877        3,295,264
  Costco Wholesale Corp. .........................     58,826        3,201,899
  Kroger Co.*.....................................    158,071        3,202,519
  Safeway, Inc. ..................................    128,510        3,229,456
  SUPERVALU, Inc. ................................    102,370        2,969,754
  Sysco Corp. ....................................    104,028        3,109,397
  Wal-Mart Stores, Inc. ..........................     70,315        3,166,284

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       27                 SEMI-ANNUAL REPORT

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Walgreen Co. ...................................     72,508       $3,040,260
  Whole Foods Market, Inc. .......................     51,191        3,142,104
                                                                --------------
TOTAL FOOD & STAPLES RETAILING
                                                                    31,570,833
                                                                --------------

  FOOD PRODUCTS 2.5%
  Archer-Daniels-Midland Co. .....................     93,112        3,383,690
  Campbell Soup Co. ..............................    101,642        3,266,774
  ConAgra Foods, Inc. ............................    167,078        3,789,329
  Dean Foods Co.*.................................    104,110        4,123,797
  General Mills, Inc. ............................     66,598        3,285,945
  H.J. Heinz Co. .................................     85,553        3,551,305
  Hershey Co. (The)...............................     61,046        3,256,194
  Kellogg Co. ....................................     72,171        3,342,239
  McCormick & Co, Inc. ...........................     95,543        3,327,763
  Sara Lee Corp. .................................    180,612        3,227,536
  Tyson Foods, Inc. -- Class A....................    245,824        3,589,030
  Wm. Wrigley Jr. Co. ............................     61,353        2,887,886
  Wm. Wrigley Jr. Co.* -- Class B ................     12,019          566,095
                                                                --------------
TOTAL FOOD PRODUCTS                                                 41,597,583
                                                                --------------

  GAS UTILITIES 0.4%
  Nicor, Inc. ....................................     78,303        3,101,582
  Peoples Energy Corp. ...........................     86,798        3,153,371
                                                                --------------
TOTAL GAS UTILITIES                                                  6,254,953
                                                                --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
  Bausch & Lomb, Inc. ............................     47,683        2,334,083
  Baxter International, Inc. .....................     84,948        3,202,540
  Becton Dickinson & Co. .........................     51,368        3,238,239
  Biomet, Inc. ...................................     89,953        3,344,452

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Boston Scientific Corp.*........................    145,015       $3,370,149
  C.R. Bard, Inc. ................................     47,302        3,522,107
  Hospira, Inc.*..................................     78,833        3,039,012
  Medtronic, Inc. ................................     62,316        3,123,278
  St Jude Medical, Inc.*..........................     72,872        2,876,986
  Stryker Corp. ..................................     66,614        2,914,362
  Zimmer Holdings, Inc.*..........................     47,484        2,986,744
                                                                --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                    33,951,952
                                                                --------------

  HEALTH CARE PROVIDERS & SERVICES 3.5%
  Aetna, Inc. ....................................     64,343        2,477,206
  AmerisourceBergen Corp. ........................     68,835        2,970,230
  Cigna Corp. ....................................     24,847        2,658,629
  Cardinal Health, Inc. ..........................     43,772        2,948,044
  Caremark Rx, Inc.*..............................     66,126        3,012,039
  Coventry Health Care, Inc.*.....................     57,670        2,864,469
  Express Scripts, Inc.*..........................     36,353        2,840,623
  HCA, Inc. ......................................     71,414        3,134,360
  Health Management Associates, Inc. -- Class A...    154,844        3,206,819
  Humana, Inc.*...................................     63,471        2,867,620
  Laboratory Corp. of America Holdings*...........     56,429        3,222,096
  Manor Care, Inc. ...............................     74,916        3,285,067
  McKesson Corp. .................................     61,364        2,981,677
  Medco Health Solutions, Inc.*...................     55,826        2,971,618
  Patterson Cos., Inc.*...........................     91,931        2,995,112
  Quest Diagnostics, Inc. ........................     63,250        3,524,922
  Tenet Healthcare Corp.*.........................    450,974        3,752,104

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       28

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  UnitedHealth Group, Inc. .......................     57,898       $2,879,847
  WellPoint, Inc.*................................     41,193        2,924,703
                                                                --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                    57,517,185
                                                                --------------

  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. ...............................    128,156        3,483,280
                                                                --------------
TOTAL HEALTH CARE TECHNOLOGY
                                                                     3,483,280
                                                                --------------

  HOTELS RESTAURANTS & LEISURE 2.2%
  Carnival Corp. .................................     64,416        3,015,957
  Darden Restaurants, Inc. .......................     79,645        3,153,942
  Harrah's Entertainment, Inc. ...................     43,954        3,588,405
  Hilton Hotels Corp. ............................    137,095        3,693,339
  International Game Technology, Inc. ............     93,858        3,560,034
  Marriott International, Inc. -- Class A.........     47,490        3,470,094
  McDonald's Corp. ...............................     93,483        3,231,707
  Starbucks Corp.*................................     89,453        3,333,914
  Starwood Hotels & Resorts Worldwide, Inc. ......     60,253        3,457,317
  Wendy's International, Inc. ....................     50,275        3,105,990
  Yum! Brands, Inc. ..............................     65,106        3,364,678
                                                                --------------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                    36,975,377
                                                                --------------

  HOUSEHOLD DURABLES 2.5%
  Black & Decker Corp. ...........................     37,093        3,472,276
  Centex Corp. ...................................     49,887        2,773,717

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  D.R. Horton, Inc. ..............................     94,969       $2,850,969
  Fortune Brands, Inc. ...........................     40,066        3,217,300
  Harman International Industries, Inc. ..........     28,660        2,521,793
  KB Home.........................................     48,744        3,001,168
  Leggett & Platt, Inc. ..........................    132,449        3,513,872
  Lennar Corp. -- Class A.........................     54,704        3,004,891
  Newell Rubbermaid, Inc. ........................    128,224        3,515,902
  Pulte Homes, Inc. ..............................     82,739        3,090,302
  Snap-On, Inc. ..................................     83,672        3,472,388
  Stanley Works...................................     64,522        3,371,274
  Whirlpool Corp. ................................     38,033        3,413,462
                                                                --------------
TOTAL HOUSEHOLD DURABLES                                            41,219,314
                                                                --------------

  HOUSEHOLD PRODUCTS 0.8%
  Clorox Co. .....................................     52,716        3,383,313
  Colgate-Palmolive Co. ..........................     57,881        3,421,925
  Kimberly-Clark Corp. ...........................     55,644        3,256,843
  Procter & Gamble Co. ...........................     55,472        3,229,025
                                                                --------------
TOTAL HOUSEHOLD PRODUCTS                                            13,291,106
                                                                --------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.8%
  AES Corp.*......................................    186,755        3,169,232
  Constellation Energy Group, Inc. ...............     58,500        3,212,820
  Dynegy, Inc. -- Class A*........................    660,436        3,282,367
  TXU Corp. ......................................     66,233        3,287,144
                                                                --------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                    12,951,563
                                                                --------------

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       29                 SEMI-ANNUAL REPORT

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL CONGLOMERATES 0.8%
  General Electric Co. ...........................     95,117       $3,290,097
  Textron, Inc. ..................................     35,226        3,168,578
  3M Co. .........................................     43,865        3,747,387
  Tyco International Ltd. ........................    122,445        3,226,426
                                                                --------------
TOTAL INDUSTRIAL CONGLOMERATES
                                                                    13,432,488
                                                                --------------

  INSURANCE 4.6%
  ACE Ltd. .......................................     58,234        3,234,316
  AFLAC, Inc. ....................................     70,104        3,332,744
  Allstate Corp...................................     59,919        3,384,824
  Ambac Financial Group, Inc. ....................     40,817        3,361,688
  American International Group, Inc. .............     47,734        3,114,644
  Aon Corp. ......................................     79,502        3,331,929
  Chubb Corp. ....................................     66,785        3,442,099
  Cincinnati Financial Corp. .....................     72,353        3,085,132
  Genworth Financial, Inc. -- Class A.............     95,754        3,179,033
  Hartford Financial Services Group, Inc. ........     39,701        3,649,713
  Lincoln National Corp. .........................     58,803        3,415,278
  Loews Corp. ....................................     32,818        3,483,631
  MBIA, Inc. .....................................     54,487        3,249,060
  Marsh & McLennan Cos, Inc. .....................    109,220        3,349,777
  MetLife, Inc. ..................................     64,730        3,372,433
  Principal Financial Group, Inc. ................     65,470        3,359,266
  Progressive Corp. ..............................     30,973        3,361,500
  Prudential Financial, Inc. .....................     42,872        3,349,589
  SAFECO Corp. ...................................     61,758        3,205,240
  St. Paul Travelers Cos., Inc. ..................     78,531        3,457,720

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Torchmark Corp. ................................     57,477       $3,454,943
  UnumProvident Corp. ............................    155,655        3,161,353
  XL Capital Ltd. -- Class A......................     48,605        3,202,583
                                                                --------------
TOTAL INSURANCE                                                     76,538,495
                                                                --------------

  INTERNET & CATALOG RETAIL 0.2%
  Amazon.Com, Inc.*...............................     90,543        3,188,019
                                                                --------------
TOTAL INTERNET & CATALOG RETAIL
                                                                     3,188,019
                                                                --------------

  INTERNET SOFTWARE & SERVICES 0.8%
  eBay, Inc.*.....................................     85,887        2,955,372
  Google, Inc.* -- Class A........................      8,606        3,596,792
  VeriSign, Inc.*.................................    141,320        3,323,846
  Yahoo!, Inc.*...................................    109,249        3,581,182
                                                                --------------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                    13,457,192
                                                                --------------

  IT SERVICES 2.0%
  Affiliated Computer Services, Inc. -- Class
    A*............................................     52,084        2,904,204
  Automatic Data Processing, Inc. ................     69,553        3,065,896
  Computer Sciences Corp.*........................     57,636        3,374,588
  Convergys Corp.*................................    184,540        3,592,994
  Electronic Data Systems Corp. ..................    117,406        3,179,354
  First Data Corp. ...............................     69,036        3,292,327
  Fiserv, Inc.*...................................     77,506        3,493,971
  Paychex, Inc. ..................................     81,418        3,288,473
  Sabre Holdings Corp. -- Class A.................    131,471        3,035,665
  Unisys Corp.*...................................    470,278        2,934,535
                                                                --------------
TOTAL IT SERVICES                                                   32,162,007
                                                                --------------

  LEISURE EQUIPMENT & PRODUCTS 0.8%
  Brunswick Corp. ................................     85,705        3,361,350
  Eastman Kodak Co. ..............................    110,392        2,976,168

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       30

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Hasbro, Inc. ...................................    157,085       $3,096,146
  Mattel, Inc. ...................................    187,582        3,035,077
                                                                --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                    12,468,741
                                                                --------------

  LIFE SCIENCES TOOLS & SERVICES 1.2%
  Applera Corp. -- Applied Biosystems Group.......    118,838        3,427,288
  Fisher Scientific International, Inc.*..........     47,091        3,322,270
  Millipore Corp.*................................     44,894        3,312,279
  PerkinElmer, Inc. ..............................    140,249        3,006,939
  Thermo Electron Corp.*..........................     91,427        3,523,597
  Waters Corp.*...................................     73,988        3,353,136
                                                                --------------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                    19,945,509
                                                                --------------

  MACHINERY 2.6%
  Caterpillar, Inc. ..............................     43,072        3,262,273
  Cummins, Inc. ..................................     30,421        3,178,995
  Danaher Corp. ..................................     50,843        3,259,545
  Deere & Co. ....................................     41,922        3,679,913
  Dover Corp. ....................................     68,459        3,405,835
  Eaton Corp. ....................................     45,622        3,496,926
  ITT Industries, Inc. ...........................     58,693        3,300,307
  Illinois Tool Works, Inc. ......................     33,563        3,446,920
  Ingersoll-Rand Co., Ltd. -- Class A.............     76,226        3,334,888
  Navistar International Corp.*...................    114,782        3,027,949
  PACCAR, Inc. ...................................     46,363        3,334,891
  Pall Corp. .....................................    109,618        3,308,271
  Parker Hannifin Corp. ..........................     39,684        3,216,388
                                                                --------------
TOTAL MACHINERY                                                     43,253,101
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  MEDIA 3.6%
  CBS Corp. -- Class B............................    133,444       $3,398,819
  Clear Channel Communications, Inc. .............    111,474        3,180,353
  Comcast Corp. -- Class A*.......................    121,593        3,763,303
  Dow Jones & Co., Inc. ..........................     81,917        3,028,472
  E.W. Scripps Co. -- Class A.....................     71,398        3,290,020
  Gannett Co, Inc. ...............................     55,282        3,040,510
  Interpublic Group of Cos., Inc.*................    324,912        3,112,657
  Knight Ridder, Inc. ............................     51,523        3,194,426
  McGraw-Hill Cos., Inc. .........................     56,383        3,138,278
  Meredith Corp. .................................     58,416        2,897,434
  New York Times Co. -- Class A...................    125,947        3,122,226
  News Corp. -- Class A...........................    196,677        3,374,977
  Omnicom Group, Inc. ............................     39,878        3,589,419
  Time Warner, Inc. ..............................    192,351        3,346,907
  Tribune Co. ....................................    111,092        3,202,782
  Univision Communications, Inc. -- Class A*......     96,267        3,435,769
  Viacom, Inc. -- Class B*........................     84,219        3,354,443
  Walt Disney Co. ................................    114,629        3,205,027
                                                                --------------
TOTAL MEDIA                                                         58,675,822
                                                                --------------

  METALS & MINING 1.6%
  Alcoa, Inc. ....................................    108,880        3,677,966
  Allegheny Technologies, Inc. ...................     58,513        4,057,291
  Freeport-McMoRan Copper & Gold, Inc. -- Class
    B.............................................     61,095        3,945,515

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       31                 SEMI-ANNUAL REPORT

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Newmont Mining Corp. ...........................     65,829       $3,841,781
  Nucor Corp. ....................................     33,205        3,613,368
  Phelps Dodge Corp. .............................     43,097        3,714,531
  United States Steel Corp. ......................     55,688        3,814,628
                                                                --------------
TOTAL METALS & MINING                                               26,665,080
                                                                --------------
  MULTI-UTILITIES 2.5%
  Ameren Corp. ...................................     64,565        3,252,139
  CMS Energy Corp.*...............................    236,778        3,153,883
  CenterPoint Energy, Inc. .......................    262,506        3,155,322
  Consolidated Edison, Inc. ......................     72,877        3,142,456
  DTE Energy Co. .................................     76,618        3,124,482
  Dominion Resources, Inc. .......................     44,865        3,359,043
  KeySpan Corp. ..................................     80,319        3,243,281
  NiSource, Inc. .................................    156,367        3,300,908
  PG&E Corp. .....................................     81,611        3,251,382
  Public Service Enterprise Group, Inc. ..........     48,280        3,027,156
  Sempra Energy...................................     69,558        3,201,059
  TECO Energy, Inc. ..............................    197,345        3,153,573
  Xcel Energy, Inc. ..............................    177,486        3,343,836
                                                                --------------
TOTAL MULTI-UTILITIES                                               41,708,520
                                                                --------------

  MULTILINE RETAIL 2.0%
  Big Lots, Inc.*.................................    234,544        3,389,161
  Dillard's, Inc. -- Class A......................    123,897        3,231,234
  Dollar General Corp. ...........................    181,949        3,176,830
  Family Dollar Stores, Inc. .....................    124,024        3,100,600
  Federated Department Stores, Inc. ..............     45,440        3,537,504
  Kohl's Corp.*...................................     61,952        3,459,400
  Nordstrom, Inc. ................................     79,562        3,049,611

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  J.C. Penney Holding Co., Inc. ..................     52,295       $3,423,231
  Sears Holdings Corp.*...........................     24,305        3,492,385
  Target Corp. ...................................     61,012        3,239,737
                                                                --------------
TOTAL MULTILINE RETAIL                                              33,099,693
                                                                --------------

  OFFICE ELECTRONICS 0.2%
  Xerox Corp.*....................................    215,415        3,024,427
                                                                --------------
TOTAL OFFICE ELECTRONICS                                             3,024,427
                                                                --------------

  OIL, GAS & CONSUMABLE FUELS 3.9%
  Amerada Hess Corp. .............................     22,814        3,268,562
  Anadarko Petroleum Corp. .......................     32,823        3,440,507
  Apache Corp. ...................................     49,478        3,514,917
  Chesapeake Energy Corp. ........................    104,210        3,301,373
  Chevron Corp. ..................................     57,468        3,506,697
  ConocoPhillips..................................     53,428        3,574,333
  Devon Energy Corp. .............................     54,270        3,262,170
  EOG Resources, Inc. ............................     45,124        3,169,058
  El Paso Corp. ..................................    266,482        3,440,283
  Exxon Mobil Corp. ..............................     53,764        3,391,433
  Hugoton Royalty Trust...........................      4,453          123,131
  Kerr-McGee Corp. ...............................     33,715        3,366,780
  Kinder Morgan, Inc. ............................     35,055        3,085,541
  Marathon Oil Corp. .............................     43,003        3,412,718
  Murphy Oil Corp. ...............................     70,121        3,518,672
  Occidental Petroleum Corp. .....................     34,503        3,544,838
  Sunoco, Inc. ...................................     41,182        3,337,389
  Valero Energy Corp. ............................     56,701        3,670,823

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       32

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Williams Cos., Inc. ............................    157,063       $3,444,391
  XTO Energy, Inc. ...............................     76,537        3,241,342
                                                                --------------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                    64,614,958
                                                                --------------

  PAPER & FOREST PRODUCTS 0.8%
  International Paper Co. ........................     93,277        3,390,619
  Louisiana-Pacific Corp. ........................    122,594        3,381,143
  MeadWestvaco Corp. .............................    118,733        3,385,078
  Weyerhaeuser Co. ...............................     44,871        3,162,059
                                                                --------------
TOTAL PAPER & FOREST PRODUCTS
                                                                    13,318,899
                                                                --------------

  PERSONAL PRODUCTS 0.6%
  Alberto-Culver Co. -- Class B...................     71,448        3,213,017
  Avon Products, Inc. ............................    108,962        3,553,251
  Estee Lauder Cos., Inc. -- Class A..............     87,413        3,244,770
                                                                --------------
TOTAL PERSONAL PRODUCTS                                             10,011,038
                                                                --------------

  PHARMACEUTICALS 2.7%
  Abbott Laboratories.............................     72,712        3,107,711
  Allergan, Inc. .................................     28,012        2,877,393
  Barr Pharmaceuticals, Inc.*.....................     53,291        3,226,770
  Bristol-Myers Squibb Co. .......................    143,154        3,633,249
  Forest Laboratories, Inc.*......................     73,481        2,967,163
  Johnson & Johnson...............................     54,350        3,185,453
  King Pharmaceuticals, Inc.*.....................    168,609        2,932,110
  Eli Lilly & Co. ................................     57,488        3,042,265

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Merck & Co., Inc. ..............................     92,179       $3,172,801
  Mylan Laboratories, Inc. .......................    131,815        2,878,840
  Pfizer, Inc. ...................................    124,455        3,152,445
  Schering-Plough Corp. ..........................    177,712        3,433,396
  Watson Pharmaceuticals, Inc.*...................    112,966        3,212,753
  Wyeth...........................................     65,841        3,204,481
                                                                --------------
TOTAL PHARMACEUTICALS                                               44,026,830
                                                                --------------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.1%
  Apartment Investment & Management Co. -- Class
    A.............................................     69,188        3,092,012
  Archstone-Smith Trust...........................     65,841        3,218,308
  Boston Properties, Inc. ........................     35,071        3,095,717
  Equity Office Properties Trust..................     94,223        3,043,403
  Equity Residential Properties Trust.............     70,321        3,155,303
  Host Hotels & Resorts, Inc. ....................          1               18
  Kimco Realty Corp. .............................     76,198        2,829,232
  Plum Creek Timber Co., Inc. ....................     87,567        3,178,682
  Prologis........................................     58,450        2,935,359
  Public Storage, Inc. ...........................     39,790        3,059,055
  Simon Property Group, Inc. .....................     37,110        3,038,567
  Vornado Realty Trust............................     33,392        3,193,611
                                                                --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                    33,839,267
                                                                --------------

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       33                 SEMI-ANNUAL REPORT

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ROAD & RAIL 1.1%
  Burlington Northern Santa Fe Corp. .............     40,612       $3,229,872
  CSX Corp. ......................................     55,236        3,783,114
  Norfolk Southern Corp. .........................     60,835        3,285,090
  Ryder System, Inc. .............................     72,541        3,783,013
  Union Pacific Corp. ............................     35,977        3,281,462
                                                                --------------
TOTAL ROAD & RAIL                                                   17,362,551
                                                                --------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.2%
  Advanced Micro Devices, Inc.*...................     96,245        3,113,526
  Altera Corp.*...................................    165,670        3,618,233
  Analog Devices, Inc. ...........................     88,097        3,340,638
  Applied Materials, Inc. ........................    187,705        3,369,305
  Applied Micro Circuits Corp.*...................    837,375        3,073,166
  Broadcom Corp. -- Class A*......................     73,241        3,010,937
  Freescale Semiconductor, Inc. -- Class A*.......    125,064        3,960,777
  Intel Corp. ....................................    168,023        3,357,099
  KLA-Tencor Corp. ...............................     66,990        3,226,238
  LSI Logic Corp.*................................    293,594        3,126,776
  Linear Technology Corp. ........................     93,289        3,311,759
  Maxim Integrated Products, Inc. ................     90,704        3,198,223
  Micron Technology, Inc.*........................    221,477        3,758,465
  National Semiconductor Corp. ...................    121,956        3,656,241

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Novellus Systems, Inc.*.........................    133,604       $3,300,019
  NVIDIA Corp.*...................................    134,681        3,935,379
  PMC -- Sierra, Inc.*............................    270,858        3,366,765
  Teradyne, Inc.*.................................    219,396        3,699,017
  Texas Instruments, Inc. ........................    108,707        3,773,220
  Xilinx, Inc. ...................................    125,412        3,470,150
                                                                --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                    68,665,933
                                                                --------------

  SOFTWARE 2.6%
  Adobe Systems, Inc.*............................     91,245        3,576,804
  Autodesk, Inc.*.................................     83,518        3,511,097
  BMC Software, Inc.*.............................    148,010        3,188,135
  CA, Inc. .......................................    118,722        3,010,790
  Citrix Systems, Inc.*...........................     91,461        3,651,123
  Compuware Corp.*................................    394,512        3,029,852
  Electronic Arts, Inc.*..........................     62,488        3,549,318
  Intuit, Inc.*...................................     61,753        3,345,160
  Microsoft Corp. ................................    119,428        2,884,186
  Novell, Inc.*...................................    451,571        3,711,914
  Oracle Corp.*...................................    241,327        3,520,961
  Parametric Technology Corp.*....................    209,055        3,123,282
  Symantec Corp.*.................................    211,481        3,464,059
                                                                --------------
TOTAL SOFTWARE                                                      43,566,681
                                                                --------------

  SPECIALTY RETAIL 3.2%
  AutoNation, Inc.*...............................    149,484        3,366,380
  AutoZone, Inc.*.................................     33,757        3,159,993
  Bed Bath & Beyond, Inc.*........................     89,158        3,419,209
  Best Buy Co., Inc. .............................     57,676        3,267,922
  Circuit City Stores, Inc. ......................    128,242        3,686,958
  Gap, Inc. ......................................    180,076        3,257,575

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       34

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Home Depot, Inc. ...............................     76,413       $3,051,171
  Limited Brands, Inc. ...........................    135,398        3,471,605
  Lowe's Cos., Inc. ..............................     47,865        3,017,888
  Office Depot, Inc.*.............................     88,461        3,589,747
  OfficeMax, Inc. ................................    110,481        4,275,615
  RadioShack Corp. ...............................    173,193        2,944,281
  Sherwin-Williams Co. ...........................     68,077        3,467,842
  Staples, Inc. ..................................    130,696        3,451,681
  TJX Cos, Inc. ..................................    128,504        3,100,802
  Tiffany & Co. ..................................     83,854        2,925,666
                                                                --------------
TOTAL SPECIALTY RETAIL                                              53,454,335
                                                                --------------

  TEXTILES, APPAREL & LUXURY GOODS 1.0%
  Coach, Inc.*....................................     92,339        3,049,034
  Jones Apparel Group, Inc. ......................    106,071        3,643,539
  Liz Claiborne, Inc. ............................     85,710        3,346,975
  Nike, Inc. -- Class B...........................     38,392        3,142,001
  VF Corp. .......................................     58,814        3,598,829
                                                                --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                    16,780,378
                                                                --------------

  THRIFTS & MORTGAGE FINANCE 1.4%
  Countrywide Financial Corp. ....................     89,864        3,653,870
  Federal Home Loan Mortgage Corp. ...............     50,998        3,113,938
  Federal National Mortgage Association...........     61,410        3,107,346
  Golden West Financial Corp. ....................     45,446        3,266,204
  MGIC Investment Corp. ..........................     48,401        3,421,950
  Sovereign Bancorp, Inc. ........................    148,470        3,291,580
  Washington Mutual, Inc. ........................     74,596        3,361,296
                                                                --------------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                    23,216,184
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  TOBACCO 0.6%
  Altria Group, Inc. .............................     44,591       $3,262,278
  Reynolds American, Inc. ........................     30,225        3,314,171
  UST, Inc. ......................................     80,807        3,549,851
                                                                --------------
TOTAL TOBACCO                                                       10,126,300
                                                                --------------

  TRADING COMPANIES & DISTRIBUTORS 0.2%
  W.W. Grainger, Inc. ............................     43,772        3,366,942
                                                                --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                     3,366,942
                                                                --------------

  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  ALLTEL Corp. ...................................     49,362        3,177,432
  Sprint Nextel Corp. ............................    127,732        3,167,754
                                                                --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES
                                                                     6,345,186
                                                                --------------
TOTAL COMMON STOCKS
  (Cost $1,520,704,678)                                          1,647,062,212
                                                                --------------

SHORT TERM INVESTMENTS 0.0%(A)
  Short-Term Investment Co. ......................      1,000            1,000
                                                                --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,000)                                                          1,000
                                                                --------------
TOTAL INVESTMENTS 100.0%
  (Cost $1,520,705,678)                                          1,647,063,212
                                                                --------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)
                                                                        96,088
                                                                --------------
NET ASSETS--100.0%                                              $1,647,159,300
------------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

                                       35                 SEMI-ANNUAL REPORT

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2006
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS 100.1%
  AEROSPACE & DEFENSE 1.2%
  United Technologies Corp. ......................   20,519     $1,288,798
                                                              ------------
TOTAL AEROSPACE & DEFENSE                                        1,288,798
                                                              ------------

  AIR FREIGHT & LOGISTICS 0.9%
  United Parcel Service, Inc. -- Class B..........   12,303        997,404
                                                              ------------
TOTAL AIR FREIGHT & LOGISTICS                                      997,404
                                                              ------------
  BEVERAGES 3.4%
  Coca-Cola Co. (The).............................   41,747      1,751,704
  PepsiCo, Inc. ..................................   33,567      1,954,942
                                                              ------------
TOTAL BEVERAGES                                                  3,706,646
                                                              ------------

  BIOTECHNOLOGY 2.2%
  Amgen, Inc.*....................................   24,805      1,679,299
  Genentech, Inc.*................................    9,296        740,984
                                                              ------------
TOTAL BIOTECHNOLOGY                                              2,420,283
                                                              ------------

  CAPITAL MARKETS 1.5%
  Ameriprise Financial, Inc. .....................    4,385        215,041
  Morgan Stanley..................................   21,961      1,412,092
                                                              ------------
TOTAL CAPITAL MARKETS                                            1,627,133
                                                              ------------

  COMMERCIAL BANKS 4.9%
  U.S. Bancorp....................................   36,737      1,155,011
  Wachovia Corp. .................................   32,406      1,939,499
  Wells Fargo & Co. ..............................   33,823      2,323,302
                                                              ------------
TOTAL COMMERCIAL BANKS                                           5,417,812
                                                              ------------

  COMMUNICATIONS EQUIPMENT 4.0%
  Cisco Systems, Inc.*............................  129,569      2,714,471
  QUALCOMM, Inc. .................................   32,745      1,681,128
                                                              ------------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                 4,395,599
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  COMPUTERS & PERIPHERALS 5.2%
  Dell, Inc.*.....................................   46,243     $1,211,567
  Hewlett-Packard Co. ............................   58,041      1,884,591
  International Business Machines Corp. ..........   32,338      2,662,711
                                                              ------------
TOTAL COMPUTERS & PERIPHERALS
                                                                 5,758,869
                                                              ------------

  CONSUMER FINANCE 1.1%
  American Express Co. ...........................   21,927      1,179,892
                                                              ------------
TOTAL CONSUMER FINANCE                                           1,179,892
                                                              ------------

  DIVERSIFIED FINANCIAL SERVICES 11.8%
  Bank of America Corp. ..........................   93,340      4,659,533
  Citigroup, Inc. ................................  104,277      5,208,636
  JPMorgan Chase & Co. ...........................   70,532      3,200,742
                                                              ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                13,068,911
                                                              ------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 3.6%
  AT&T Corp. .....................................   78,724      2,063,356
  Verizon Communications, Inc. ...................   58,706      1,939,059
                                                              ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                 4,002,415
                                                              ------------

  FOOD & STAPLES RETAILING 2.1%
  Wal-Mart Stores, Inc. ..........................   50,485      2,273,340
                                                              ------------
TOTAL FOOD & STAPLES RETAILING
                                                                 2,273,340
                                                              ------------

  FOOD PRODUCTS 0.1%
  Kraft Foods, Inc. -- Class A....................    5,019        156,794
                                                              ------------
TOTAL FOOD PRODUCTS                                                156,794
                                                              ------------

See Notes to Financial Statements.

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       36

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
  Medtronic, Inc. ................................   24,244     $1,215,109
                                                              ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                 1,215,109
                                                              ------------
  HEALTH CARE PROVIDERS & SERVICES 1.2%
  UnitedHealth Group, Inc. .......................   27,301      1,357,952
                                                              ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                 1,357,952
                                                              ------------

  HOUSEHOLD PRODUCTS 3.4%
  Procter & Gamble Co. ...........................   64,043      3,727,943
                                                              ------------
TOTAL HOUSEHOLD PRODUCTS                                         3,727,943
                                                              ------------

  INDUSTRIAL CONGLOMERATES 7.9%
  3M Co. .........................................   15,426      1,317,843
  General Electric Co. ...........................  212,593      7,353,592
                                                              ------------
TOTAL INDUSTRIAL CONGLOMERATES
                                                                 8,671,435
                                                              ------------

  INSURANCE 2.7%
  American International Group, Inc. .............   45,996      3,001,239
                                                              ------------
TOTAL INSURANCE                                                  3,001,239
                                                              ------------

  INTERNET SOFTWARE & SERVICES 1.2%
  Google, Inc. -- Class A*........................    3,304      1,380,874
                                                              ------------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                 1,380,874
                                                              ------------

  MEDIA 5.1%
  CBS Corp. --
    Class B.......................................   14,269        363,431
  Comcast Corp. -- Class A*.......................   40,760      1,261,522
  News Corp. -- Class A...........................   46,714        801,612
  Time Warner, Inc. ..............................   91,952      1,599,965
  Viacom, Inc. -- Class B*........................   14,269        568,334
  Walt Disney Co. ................................   38,558      1,078,082
                                                              ------------
TOTAL MEDIA                                                      5,672,946
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  OIL, GAS & CONSUMABLE FUELS 11.8%
  Chevron Corp. ..................................   45,425     $2,771,833
  ConocoPhillips..................................   33,483      2,240,013
  Exxon Mobil Corp. ..............................  127,600      8,049,008
                                                              ------------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                13,060,854
                                                              ------------

  PHARMACEUTICALS 11.3%
  Abbott Laboratories.............................   31,083      1,328,487
  Johnson & Johnson...............................   59,604      3,493,390
  Eli Lilly & Co. ................................   19,669      1,040,884
  Merck & Co., Inc. ..............................   44,161      1,520,022
  Pfizer, Inc. ...................................  149,040      3,775,183
  Wyeth...........................................   26,830      1,305,816
                                                              ------------
TOTAL PHARMACEUTICALS                                           12,463,782
                                                              ------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
  Intel Corp. ....................................  116,590      2,329,468
                                                              ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                 2,329,468
                                                              ------------

  SOFTWARE 5.1%
  Microsoft Corp. ................................  185,602      4,482,288
  Oracle Corp.*...................................   78,520      1,145,607
                                                              ------------
TOTAL SOFTWARE                                                   5,627,895
                                                              ------------

  SPECIALTY RETAIL 1.6%
  Home Depot, Inc. ...............................   43,270      1,727,771
                                                              ------------
TOTAL SPECIALTY RETAIL                                           1,727,771
                                                              ------------

See Notes to Financial Statements.

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       37                 SEMI-ANNUAL REPORT

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THRIFTS & MORTGAGE FINANCE 0.9%
  Federal National Mortgage Association...........   19,401       $981,691
                                                              ------------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                   981,691
                                                              ------------

  TOBACCO 2.7%
  Altria Group, Inc. .............................   41,512      3,037,018
                                                              ------------
TOTAL TOBACCO                                                    3,037,018
                                                              ------------
TOTAL COMMON STOCKS
  (Cost $108,131,973)                                          110,549,873
                                                              ------------

SHORT TERM INVESTMENTS 0.0%(A)
  Short-Term Investment Co. ......................    1,000          1,000
                                                              ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,000)                                                      1,000
                                                              ------------
TOTAL INVESTMENTS 100.1%
  (Cost $108,132,973)                                          110,550,873
                                                              ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1)%
                                                                  (124,801)
                                                              ------------
NET ASSETS--100.0%                                            $110,426,072
--------------------------------------------------------------------------

(a) Amount represents less than 0.05% of net assets.

 *  Non-Income Producing Security.

See Notes to Financial Statements.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 1.9%
  Northrop Grumman Corp. .........................     511      $34,186
  Raytheon Co. ...................................     424       18,770
  United Technologies Corp. ......................     553       34,734
                                                             ----------
TOTAL AEROSPACE & DEFENSE                                        87,690
                                                             ----------

  AUTO COMPONENTS 1.7%
  Cooper Tire & Rubber Co. .......................   3,139       39,865
  Johnson Controls, Inc. .........................     510       41,591
                                                             ----------
TOTAL AUTO COMPONENTS                                            81,456
                                                             ----------

  AUTOMOBILES 2.3%
  Ford Motor Co. .................................   7,720       53,654
  General Motors Corp. ...........................   2,360       53,997
                                                             ----------
TOTAL AUTOMOBILES                                               107,651
                                                             ----------

  BEVERAGES 2.2%
  Coca-Cola Enterprises, Inc. ....................   1,758       34,334
  Constellation Brands, Inc. -- Class A*..........     732       18,080
  Molson Coors Brewing Co. -- Class B.............     650       48,009
                                                             ----------
TOTAL BEVERAGES                                                 100,423
                                                             ----------

  BUILDING PRODUCTS 0.3%
  Masco Corp. ....................................     430       13,717
                                                             ----------
TOTAL BUILDING PRODUCTS                                          13,717
                                                             ----------
  CAPITAL MARKETS 0.7%
  Bear Stearns Cos., Inc. ........................     106       15,106
  Morgan Stanley..................................     255       16,397
                                                             ----------
TOTAL CAPITAL MARKETS                                            31,503
                                                             ----------
  CHEMICALS 3.3%
  Ashland, Inc. ..................................     668       43,968
  Dow Chemical Co (The)...........................     295       11,980
  Du Pont (E.I.) de Nemours & Co. ................     381       16,802
  Eastman Chemical Co. ...........................     631       34,295
  Engelhard Corp. ................................     376       14,442

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  PPG Industries, Inc. ...........................     209      $14,028
  Rohm & Haas Co. ................................     324       16,394
                                                             ----------
TOTAL CHEMICALS                                                 151,909
                                                             ----------

  COMMERCIAL BANKS 6.1%
  AmSouth Bancorporation..........................     601       17,393
  BB&T Corp. .....................................     404       17,348
  Comerica, Inc. .................................     206       11,715
  First Horizon National Corp. ...................     784       33,257
  Huntington Bancshares, Inc. ....................     983       23,740
  KeyCorp.........................................     663       25,340
  National City Corp. ............................     660       24,354
  North Fork Bancorporation, Inc. ................     771       23,230
  PNC Financial Services Group, Inc. .............     264       18,868
  Regions Financial Corp. ........................     672       24,535
  SunTrust Banks, Inc. ...........................     289       22,348
  U.S. Bancorp....................................     389       12,230
  Wachovia Corp. .................................     239       14,304
  Wells Fargo & Co. ..............................     217       14,906
                                                             ----------
TOTAL COMMERCIAL BANKS                                          283,568
                                                             ----------

  COMMERCIAL SERVICES & SUPPLIES 2.5%
  Allied Waste Industries, Inc.*..................   5,408       76,577
  Avery Dennison Corp. ...........................     231       14,438
  R.R. Donnelley & Sons Co. ......................     706       23,785
                                                             ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                114,800
                                                             ----------

  COMMUNICATIONS EQUIPMENT 0.3%
  Andrew Corp.*...................................   1,260       13,331
                                                             ----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                 13,331
                                                             ----------

  CONTAINERS & PACKAGING 1.1%
  Bemis Co. ......................................     860       27,056
  Temple-Inland, Inc. ............................     541       25,124
                                                             ----------
TOTAL CONTAINERS & PACKAGING                                     52,180
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       39                 SEMI-ANNUAL REPORT

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES 2.0%
  CIT Group, Inc. ................................     386      $20,848
  Citigroup, Inc. ................................     523       26,124
  JPMorgan Chase & Co. ...........................     976       44,291
                                                             ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                 91,263
                                                             ----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 4.3%
  AT&T Corp. .....................................   1,455       38,136
  BellSouth Corp. ................................   1,094       36,955
  CenturyTel, Inc. ...............................     573       21,602
  Citizens Communications Co. ....................   2,309       30,664
  Qwest Communications International, Inc.*.......   4,304       28,880
  Verizon Communications, Inc. ...................   1,372       45,317
                                                             ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                201,554
                                                             ----------

  ELECTRIC UTILITIES 4.9%
  American Electric Power Co., Inc. ..............     850       28,441
  Entergy Corp. ..................................     314       21,961
  FPL Group, Inc. ................................     412       16,315
  FirstEnergy Corp. ..............................     371       18,814
  PPL Corp. ......................................   1,443       41,905
  Pinnacle West Capital Corp. ....................     773       30,997
  Progress Energy, Inc. ..........................   1,143       48,920
  Southern Co. ...................................     572       18,436
                                                             ----------
TOTAL ELECTRIC UTILITIES                                        225,789
                                                             ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
  Sanmina-SCI Corp.*..............................   8,859       45,978
  Solectron Corp.*................................   7,730       30,920
                                                             ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                 76,898
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  ENERGY EQUIPMENT & SERVICES 0.8%
  Duke Energy Corp. ..............................   1,295      $37,710
                                                             ----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                 37,710
                                                             ----------

  FOOD & STAPLES RETAILING 4.2%
  Albertson's, Inc. ..............................   2,376       60,184
  CVS Corp. ......................................     994       29,542
  Costco Wholesale Corp. .........................     438       23,840
  Safeway, Inc. ..................................   1,397       35,106
  SUPERVALU, Inc. ................................   1,670       48,447
                                                             ----------
TOTAL FOOD & STAPLES RETAILING                                  197,119
                                                             ----------

  FOOD PRODUCTS 2.4%
  Archer-Daniels-Midland Co. .....................   1,283       46,624
  ConAgra Foods, Inc. ............................   1,269       28,781
  Tyson Foods, Inc. -- Class A....................   2,647       38,646
                                                             ----------
TOTAL FOOD PRODUCTS                                             114,051
                                                             ----------

  GAS UTILITIES 1.7%
  Nicor, Inc. ....................................     907       35,926
  Peoples Energy Corp. ...........................   1,157       42,034
                                                             ----------
TOTAL GAS UTILITIES                                              77,960
                                                             ----------

  HEALTH CARE PROVIDERS & SERVICES 1.1%
  McKesson Corp. .................................     260       12,634
  Tenet Healthcare Corp.*.........................   1,788       14,876
  WellPoint, Inc.*................................     362       25,702
                                                             ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                 53,212
                                                             ----------

  HOUSEHOLD DURABLES 2.9%
  Leggett & Platt, Inc. ..........................     795       21,091
  Newell Rubbermaid, Inc. ........................     800       21,936
  Pulte Homes, Inc. ..............................     870       32,495
  Snap-On, Inc. ..................................     523       21,705
  Whirlpool Corp. ................................     443       39,759
                                                             ----------
TOTAL HOUSEHOLD DURABLES                                        136,986
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       40

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.4%
  Constellation Energy Group, Inc. ...............     358      $19,661
  Dynegy, Inc. -- Class A*........................   8,815       43,811
                                                             ----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                 63,472
                                                             ----------

  INDUSTRIAL CONGLOMERATES 0.3%
  Textron, Inc. ..................................     137       12,323
                                                             ----------
TOTAL INDUSTRIAL CONGLOMERATES                                   12,323
                                                             ----------

  INSURANCE 8.6%
  ACE Ltd. .......................................     900       49,986
  Allstate Corp...................................     410       23,161
  Aon Corp. ......................................     521       21,835
  Chubb Corp. ....................................     722       37,212
  Genworth Financial, Inc. -- Class A.............     918       30,478
  Hartford Financial Services Group, Inc. ........     215       19,765
  Lincoln National Corp. .........................     429       24,916
  Loews Corp. ....................................     191       20,275
  MetLife, Inc. ..................................     518       26,988
  SAFECO Corp. ...................................     397       20,604
  St. Paul Travelers Cos., Inc. ..................     757       33,331
  UnumProvident Corp. ............................   2,204       44,763
  XL Capital Ltd. -- Class A......................     705       46,452
                                                             ----------
TOTAL INSURANCE                                                 399,766
                                                             ----------

  IT SERVICES 3.3%
  Computer Sciences Corp.*........................     796       46,606
  Electronic Data Systems Corp. ..................   1,536       41,595
  Sabre Holdings Corp. ...........................   1,009       23,298
  Unisys Corp.*...................................   6,422       40,073
                                                             ----------
TOTAL IT SERVICES                                               151,572
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  LEISURE EQUIPMENT & PRODUCTS 1.0%
  Brunswick Corp. ................................     258      $10,119
  Eastman Kodak Co. ..............................   1,334       35,964
                                                             ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                 46,083
                                                             ----------

  MACHINERY 2.8%
  Caterpillar, Inc. ..............................     379       28,705
  Cummins, Inc. ..................................     230       24,035
  Deere & Co. ....................................     361       31,689
  Ingersoll-Rand Co., Ltd. -- Class A.............     817       35,744
  Navistar International Corp.*...................     376        9,919
                                                             ----------
TOTAL MACHINERY                                                 130,092
                                                             ----------

  METALS & MINING 3.2%
  Alcoa, Inc. ....................................     779       26,315
  Nucor Corp. ....................................     181       19,696
  Phelps Dodge Corp. .............................     225       19,393
  United States Steel Corp. ......................   1,215       83,227
                                                             ----------
TOTAL METALS & MINING                                           148,631
                                                             ----------

  MULTI-UTILITIES 8.0%
  Ameren Corp. ...................................     527       26,545
  CMS Energy Corp.*...............................   2,419       32,221
  CenterPoint Energy, Inc. .......................   1,952       23,463
  Consolidated Edison, Inc. ......................     810       34,927
  DTE Energy Co. .................................     851       34,704
  Dominion Resources, Inc. .......................     204       15,273
  KeySpan Corp. ..................................   1,261       50,919
  NiSource, Inc. .................................   1,846       38,969
  PG&E Corp. .....................................     740       29,482
  Public Service Enterprise Group, Inc. ..........     220       13,794
  Sempra Energy...................................     479       22,044
  TECO Energy, Inc. ..............................     581        9,284
  Xcel Energy, Inc. ..............................   2,031       38,264
                                                             ----------
TOTAL MULTI-UTILITIES                                           369,889
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       41                 SEMI-ANNUAL REPORT

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTILINE RETAIL 3.5%
  Big Lots, Inc.*.................................   3,367      $48,653
  Dillard's, Inc. -- Class A......................   2,930       76,414
  Federated Department Stores, Inc. ..............     307       23,900
  Nordstrom, Inc. ................................     312       11,959
                                                             ----------
TOTAL MULTILINE RETAIL                                          160,926
                                                             ----------

  OIL, GAS & CONSUMABLE FUELS 3.4%
  ConocoPhillips..................................     941       62,953
  El Paso Corp. ..................................   1,814       23,419
  Marathon Oil Corp. .............................     393       31,188
  Sunoco, Inc. ...................................     522       42,303
                                                             ----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                159,863
                                                             ----------

  PAPER & FOREST PRODUCTS 3.6%
  International Paper Co. ........................   1,339       48,672
  Louisiana-Pacific Corp. ........................   1,348       37,178
  MeadWestvaco Corp. .............................   1,390       39,629
  Weyerhaeuser Co. ...............................     593       41,789
                                                             ----------
TOTAL PAPER & FOREST PRODUCTS                                   167,268
                                                             ----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.2%
  Apartment Investment & Management Co. -- Class
    A.............................................     705       31,506
  Archstone-Smith Trust...........................     246       12,025
  Equity Office Properties Trust..................     883       28,521
  Equity Residential Properties Trust.............     255       11,442
  Kimco Realty Corp. .............................     568       21,090
                                                             ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                104,584
                                                             ----------
  ROAD & RAIL 3.0%
  CSX Corp. ......................................     378       25,889
  Ryder System, Inc. .............................   1,658       86,465
  Union Pacific Corp. ............................     315       28,731
                                                             ----------
TOTAL ROAD & RAIL                                               141,085
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
  Micron Technology, Inc.*........................   1,819      $30,868
                                                             ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                 30,868
                                                             ----------

  SPECIALTY RETAIL 4.0%
  AutoNation, Inc.*...............................   1,821       41,009
  Circuit City Stores, Inc. ......................   1,952       56,120
  Limited Brands, Inc. ...........................   1,039       26,640
  OfficeMax, Inc. ................................   1,629       63,042
                                                             ----------
TOTAL SPECIALTY RETAIL                                          186,811
                                                             ----------

  TEXTILES, APPAREL & LUXURY GOODS 0.9%
  Jones Apparel Group, Inc. ......................   1,247       42,834
                                                             ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                 42,834
                                                             ----------

  THRIFTS & MORTGAGE FINANCE 0.7%
  Washington Mutual, Inc. ........................     744       33,525
                                                             ----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                 33,525
                                                             ----------

  TOBACCO 0.7%
  Reynolds American, Inc. ........................     318       34,869
                                                             ----------
TOTAL TOBACCO                                                    34,869
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $4,473,843)                                           4,635,231
                                                             ----------

SHORT TERM INVESTMENTS 0.2%
  Short-Term Investment Co. ......................   9,176        9,176
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $9,176)                                                   9,176
                                                             ----------
TOTAL INVESTMENTS 99.9%
  (Cost $4,483,019)                                           4,644,407
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%
                                                                  5,884
                                                             ----------
NET ASSETS--100.0%                                           $4,650,291
-----------------------------------------------------------------------

* Non-Income Producing Security.

See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 1.2%
  General Dynamics Corp. .........................     608      $39,897
  L-3 Communications Holdings, Inc. ..............     550       44,935
                                                             ----------
TOTAL AEROSPACE & DEFENSE                                        84,832
                                                             ----------

  AUTO COMPONENTS 0.7%
  Goodyear Tire & Rubber Co.*.....................   3,597       50,358
                                                             ----------
TOTAL AUTO COMPONENTS                                            50,358
                                                             ----------

  AUTOMOBILES 1.0%
  Harley-Davidson, Inc. ..........................   1,289       65,533
                                                             ----------
TOTAL AUTOMOBILES                                                65,533
                                                             ----------

  BEVERAGES 1.1%
  Anheuser-Busch Cos., Inc. ......................   1,229       54,789
  PepsiCo, Inc. ..................................     331       19,277
                                                             ----------
TOTAL BEVERAGES                                                  74,066
                                                             ----------
  BIOTECHNOLOGY 1.1%
  Amgen, Inc.*....................................     290       19,633
  Gilead Sciences, Inc.*..........................     611       35,132
  Medimmune, Inc.*................................     649       20,424
                                                             ----------
TOTAL BIOTECHNOLOGY                                              75,189
                                                             ----------
  CAPITAL MARKETS 1.7%
  Federated Investors, Inc. -- Class B............   1,907       66,936
  Janus Capital Group, Inc. ......................   1,537       29,910
  Legg Mason, Inc. ...............................     163       19,312
                                                             ----------
TOTAL CAPITAL MARKETS                                           116,158
                                                             ----------

  CHEMICALS 1.0%
  Ecolab, Inc. ...................................   1,093       41,315
  Sigma-Aldrich Corp. ............................     420       28,816
                                                             ----------
TOTAL CHEMICALS                                                  70,131
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES 1.5%
  Cendant Corp. ..................................   3,505      $61,092
  Cintas Corp. ...................................     464       19,479
  Equifax, Inc. ..................................     545       21,004
                                                             ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                101,575
                                                             ----------

  COMMUNICATIONS EQUIPMENT 0.2%
  Cisco Systems, Inc.*............................     809       16,948
                                                             ----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                 16,948
                                                             ----------

  COMPUTERS & PERIPHERALS 4.3%
  Dell, Inc.*.....................................   2,003       52,479
  International Business Machines Corp. ..........     279       22,973
  Lexmark International, Inc. -- Class A*.........     910       44,317
  Network Appliance, Inc.*........................   1,497       55,494
  QLogic Corp.*...................................   3,142       65,385
  SanDisk Corp.*..................................     827       52,787
                                                             ----------
TOTAL COMPUTERS & PERIPHERALS                                   293,435
                                                             ----------

  CONSUMER FINANCE 2.3%
  American Express Co. ...........................     305       16,412
  Capital One Financial Corp. ....................     901       78,062
  SLM Corp. ......................................   1,218       64,408
                                                             ----------
TOTAL CONSUMER FINANCE                                          158,882
                                                             ----------

  CONTAINERS & PACKAGING 1.0%
  Ball Corp. .....................................   1,654       66,127
                                                             ----------
TOTAL CONTAINERS & PACKAGING                                     66,127
                                                             ----------

  DIVERSIFIED CONSUMER SERVICES 2.0%
  Apollo Group, Inc. -- Class A*..................   1,357       74,147
  H&R Block, Inc. ................................   2,746       62,691
                                                             ----------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                136,838
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       43                 SEMI-ANNUAL REPORT

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Jabil Circuit, Inc.*............................     597      $23,277
                                                             ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                 23,277
                                                             ----------

  ENERGY EQUIPMENT & SERVICES 0.7%
  BJ Services Co. ................................     901       34,283
  Nabors Industries Ltd.*.........................     429       16,015
                                                             ----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                 50,298
                                                             ----------

  FOOD & STAPLES RETAILING 1.8%
  Sysco Corp. ....................................   1,205       36,017
  Wal-Mart Stores, Inc. ..........................     763       34,358
  Walgreen Co. ...................................     774       32,454
  Whole Foods Market, Inc. .......................     388       23,815
                                                             ----------
TOTAL FOOD & STAPLES RETAILING                                  126,644
                                                             ----------
  FOOD PRODUCTS 2.7%
  Campbell Soup Co. ..............................   1,315       42,264
  General Mills, Inc. ............................   1,132       55,853
  Kellogg Co. ....................................     743       34,408
  McCormick & Co, Inc. ...........................     819       28,526
  Wm. Wrigley Jr. Co..............................     389       18,322
  Wm. Wrigley Jr. Co.* -- Class B.................      58        2,732
                                                             ----------
TOTAL FOOD PRODUCTS                                             182,105
                                                             ----------

  HEALTH CARE EQUIPMENT & SUPPLIES 5.2%
  Becton Dickinson & Co. .........................     326       20,551
  Biomet, Inc. ...................................   1,202       44,690
  Boston Scientific Corp.*........................   1,344       31,235
  Hospira, Inc.*..................................   1,571       60,562
  Medtronic, Inc. ................................     677       33,931
  St Jude Medical, Inc.*..........................     866       34,190
  Stryker Corp. ..................................   1,463       64,006
  Zimmer Holdings, Inc.*..........................   1,087       68,372
                                                             ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                357,537
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  HEALTH CARE PROVIDERS & SERVICES 9.3%
  AmerisourceBergen Corp. ........................   1,789      $77,196
  Cardinal Health, Inc. ..........................     676       45,529
  Caremark Rx, Inc.*..............................   1,109       50,515
  Coventry Health Care, Inc.*.....................   1,264       62,783
  Express Scripts, Inc.*..........................   1,088       85,016
  Health Management Associates, Inc. -- Class A...   1,779       36,843
  Humana, Inc.*...................................   1,045       47,213
  Laboratory Corp. of America Holdings*...........     302       17,244
  Manor Care, Inc. ...............................   1,408       61,741
  Patterson Cos., Inc.*...........................   1,183       38,542
  Quest Diagnostics, Inc. ........................     847       47,203
  UnitedHealth Group, Inc. .......................   1,361       67,696
                                                             ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                637,521
                                                             ----------

  HEALTH CARE TECHNOLOGY 0.7%
  IMS Health, Inc. ...............................   1,854       50,392
                                                             ----------
TOTAL HEALTH CARE TECHNOLOGY                                     50,392
                                                             ----------

  HOTELS RESTAURANTS & LEISURE 5.1%
  Darden Restaurants, Inc. .......................   1,077       42,649
  International Game Technology, Inc. ............   3,551      134,690
  Starbucks Corp.*................................   2,111       78,677
  Starwood Hotels & Resorts Worldwide, Inc. ......     413       23,698
  Wendy's International, Inc. ....................     508       31,384
  Yum! Brands, Inc. ..............................     750       38,760
                                                             ----------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                349,858
                                                             ----------

  HOUSEHOLD DURABLES 5.1%
  Black & Decker Corp. ...........................     950       88,930
  Centex Corp. ...................................     895       49,762
  D.R. Horton, Inc. ..............................   1,993       59,830
  Fortune Brands, Inc. ...........................     648       52,034

See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       44

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Harman International Industries, Inc. ..........     358      $31,500
  Lennar Corp. -- Class A.........................   1,276       70,091
                                                             ----------
TOTAL HOUSEHOLD DURABLES                                        352,147
                                                             ----------

  HOUSEHOLD PRODUCTS 1.9%
  Clorox Co. .....................................     859       55,131
  Colgate-Palmolive Co. ..........................     897       53,031
  Procter & Gamble Co. ...........................     402       23,400
                                                             ----------
TOTAL HOUSEHOLD PRODUCTS                                        131,562
                                                             ----------
  INSURANCE 1.5%
  Ambac Financial Group, Inc. ....................     526       43,321
  Progressive Corp. ..............................     547       59,366
                                                             ----------
TOTAL INSURANCE                                                 102,687
                                                             ----------
  INTERNET & CATALOG RETAIL 1.1%
  Amazon.Com, Inc.*...............................   2,203       77,568
                                                             ----------
TOTAL INTERNET & CATALOG RETAIL                                  77,568
                                                             ----------

  INTERNET SOFTWARE & SERVICES 4.0%
  eBay, Inc.*.....................................   2,046       70,403
  Google, Inc. -- Class A*........................     281      117,441
  VeriSign, Inc.*.................................   1,161       27,307
  Yahoo!, Inc.*...................................   1,795       58,840
                                                             ----------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                273,991
                                                             ----------
  IT SERVICES 2.1%
  Affiliated Computer Services, Inc. -- Class
    A*............................................     777       43,325
  First Data Corp. ...............................   1,211       57,753
  Fiserv, Inc.*...................................     896       40,392
                                                             ----------
TOTAL IT SERVICES                                               141,470
                                                             ----------

  LIFE SCIENCES TOOLS & SERVICES 2.4%
  Fisher Scientific International, Inc.*..........   1,241       87,553
  Millipore Corp.*................................     308       22,724
  Waters Corp.*...................................   1,137       51,529
                                                             ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                161,806
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  MACHINERY 0.9%
  Danaher Corp. ..................................     431      $27,631
  ITT Industries, Inc. ...........................     599       33,682
                                                             ----------
TOTAL MACHINERY                                                  61,313
                                                             ----------

  MEDIA 2.1%
  Clear Channel Communications, Inc. .............   1,308       37,317
  Dow Jones & Co., Inc. ..........................     932       34,456
  Omnicom Group, Inc. ............................     473       42,575
  Univision Communications, Inc. -- Class A*......     780       27,838
                                                             ----------
TOTAL MEDIA                                                     142,186
                                                             ----------

  MULTILINE RETAIL 1.6%
  Kohl's Corp.*...................................   1,017       56,789
  Sears Holdings Corp.*...........................     213       30,606
  Target Corp. ...................................     401       21,293
                                                             ----------
TOTAL MULTILINE RETAIL                                          108,688
                                                             ----------

  OIL, GAS & CONSUMABLE FUELS 7.4%
  Anadarko Petroleum Corp. .......................     665       69,705
  Apache Corp. ...................................     926       65,783
  Chesapeake Energy Corp. ........................   1,720       54,490
  Devon Energy Corp. .............................   1,374       82,591
  EOG Resources, Inc. ............................     733       51,479
  Hugoton Royalty Trust...........................     152        4,214
  Valero Energy Corp. ............................   1,099       71,149
  XTO Energy, Inc. ...............................   2,557      108,290
                                                             ----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                507,701
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       45                 SEMI-ANNUAL REPORT

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS 5.5%
  Barr Pharmaceuticals, Inc.*.....................   1,015      $61,458
  Forest Laboratories, Inc.*......................   2,077       83,869
  Johnson & Johnson...............................     411       24,089
  King Pharmaceuticals, Inc.*.....................   3,123       54,309
  Eli Lilly & Co. ................................     334       17,675
  Mylan Laboratories, Inc. .......................   1,747       38,155
  Pfizer, Inc. ...................................   1,197       30,320
  Schering-Plough Corp. ..........................   1,619       31,279
  Watson Pharmaceuticals, Inc.*...................     586       16,666
  Wyeth...........................................     426       20,734
                                                             ----------
TOTAL PHARMACEUTICALS                                           378,554
                                                             ----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
  Broadcom Corp. -- Class A*......................     446       18,335
  Maxim Integrated Products, Inc. ................     594       20,944
  NVIDIA Corp.*...................................   5,253      153,493
                                                             ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                192,772
                                                             ----------

  SOFTWARE 4.2%
  Adobe Systems, Inc.*............................   1,872       73,382
  Citrix Systems, Inc.*...........................   1,441       57,525
  Electronic Arts, Inc.*..........................     771       43,793
  Intuit, Inc.*...................................     384       20,801
  Microsoft Corp. ................................     903       21,807
  Oracle Corp.*...................................   3,144       45,871
  Symantec Corp.*.................................   1,596       26,143
                                                             ----------
TOTAL SOFTWARE                                                  289,322
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  SPECIALTY RETAIL 6.4%
  AutoZone, Inc.*.................................     932      $87,245
  Bed Bath & Beyond, Inc.*........................   1,841       70,602
  Best Buy Co., Inc. .............................   1,213       68,729
  Home Depot, Inc. ...............................     968       38,652
  Lowe's Cos., Inc. ..............................     699       44,072
  RadioShack Corp. ...............................   1,599       27,183
  TJX Cos, Inc. ..................................   3,325       80,232
  Tiffany & Co. ..................................     601       20,969
                                                             ----------
TOTAL SPECIALTY RETAIL                                          437,684
                                                             ----------

  TEXTILES, APPAREL & LUXURY GOODS 2.0%
  Coach, Inc.*....................................   2,494       82,352
  Liz Claiborne, Inc. ............................     867       33,856
  Nike, Inc. -- Class B...........................     238       19,478
                                                             ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                135,686
                                                             ----------

  THRIFTS & MORTGAGE FINANCE 3.4%
  Countrywide Financial Corp. ....................   2,184       88,801
  Federal Home Loan Mortgage Corp. ...............   1,076       65,701
  Golden West Financial Corp. ....................     438       31,479
  MGIC Investment Corp. ..........................     658       46,521
                                                             ----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                232,502
                                                             ----------

  TOBACCO 0.6%
  UST, Inc. ......................................     946       41,558
                                                             ----------
TOTAL TOBACCO                                                    41,558
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $6,899,050)                                           6,856,901
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       46

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
SHORT TERM INVESTMENTS 0.2%
  Short-Term Investment Co. ......................  12,023      $12,023
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $12,023)                                                 12,023
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $6,911,073)                                           6,868,924
                                                             ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1)%(A)
                                                                 (3,807)
                                                             ----------
NET ASSETS--100.0%                                           $6,865,117
-----------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

                                       47                 SEMI-ANNUAL REPORT

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 1.5%
  Sequa Corp. -- Class A*.........................     846      $71,910
                                                             ----------
TOTAL AEROSPACE & DEFENSE.........................               71,910
                                                             ----------
  AIRLINES 1.7%
  Alaska Air Group, Inc.*.........................   2,133       80,969
                                                             ----------
TOTAL AIRLINES                                                   80,969
                                                             ----------

  AUTO COMPONENTS 4.8%
  ArvinMeritor, Inc. .............................   5,502       91,498
  Bandag, Inc. ...................................     879       35,266
  BorgWarner, Inc. ...............................     312       18,948
  Lear Corp. .....................................   2,874       67,769
  Modine Manufacturing Co. .......................     639       18,537
                                                             ----------
TOTAL AUTO COMPONENTS                                           232,018
                                                             ----------

  CHEMICALS 5.3%
  Albemarle Corp. ................................     471       22,523
  Cabot Corp. ....................................     861       30,996
  Chemtura Corp. .................................   1,296       15,811
  Ferro Corp. ....................................   2,499       48,181
  Lubrizol Corp. .................................     888       38,726
  Lyondell Chemical Co. ..........................     708       17,063
  RPM International, Inc. ........................   1,464       26,937
  Sensient Technologies Corp. ....................   2,685       55,177
                                                             ----------
TOTAL CHEMICALS                                                 255,414
                                                             ----------

  COMMERCIAL BANKS 0.3%
  FirstMerit Corp. ...............................     507       12,467
                                                             ----------
TOTAL COMMERCIAL BANKS                                           12,467
                                                             ----------
  COMMERCIAL SERVICES & SUPPLIES 2.9%
  Banta Corp. ....................................     363       18,360
  Brink's Co (The)................................     486       24,689
  Kelly Services, Inc. ...........................   1,533       42,418
  Manpower, Inc. .................................     846       55,117
                                                             ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                140,584
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  CONTAINERS & PACKAGING 1.5%
  Packaging Corp. of America......................   1,611      $36,215
  Sonoco Products Co. ............................   1,062       33,262
                                                             ----------
TOTAL CONTAINERS & PACKAGING                                     69,477
                                                             ----------

  ELECTRIC UTILITIES 9.5%
  Duquesne Light Holdings, Inc. ..................   2,343       39,761
  Great Plains Energy, Inc. ......................   1,854       52,376
  Hawaiian Electric Industries, Inc. .............   1,527       41,030
  Idacorp, Inc. ..................................   1,668       56,795
  Northeast Utilities.............................   4,980      100,347
  Pepco Holdings, Inc. ...........................   3,726       85,996
  Sierra Pacific Resources*.......................   2,868       40,496
  Westar Energy, Inc. ............................   1,917       40,142
                                                             ----------
TOTAL ELECTRIC UTILITIES                                        456,943
                                                             ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 4.6%
  Arrow Electronics, Inc.*........................   1,125       40,725
  Avnet, Inc.*....................................   1,596       41,736
  Ingram Micro, Inc. -- Class A*..................   2,352       43,253
  Tech Data Corp.*................................   1,515       55,631
  Vishay Intertechnology, Inc.*...................   2,610       40,768
                                                             ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                222,113
                                                             ----------

  FOOD & STAPLES RETAILING 1.9%
  BJ's Wholesale Club, Inc.*......................   1,314       40,235
  Ruddick Corp. ..................................   2,214       51,387
                                                             ----------
TOTAL FOOD & STAPLES RETAILING                                   91,622
                                                             ----------

  FOOD PRODUCTS 1.0%
  Smithfield Foods, Inc.*.........................   1,803       48,501
                                                             ----------
TOTAL FOOD PRODUCTS                                              48,501
                                                             ----------

  GAS UTILITIES 3.3%
  AGL Resources, Inc. ............................     732       25,898
  National Fuel Gas Co. ..........................   1,311       43,591

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       48

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Oneok, Inc. ....................................   1,404      $46,346
  WGL Holdings, Inc. .............................   1,500       44,130
                                                             ----------
TOTAL GAS UTILITIES                                             159,965
                                                             ----------
  HEALTH CARE PROVIDERS & SERVICES 0.7%
  Triad Hospitals, Inc.*..........................     795       32,754
                                                             ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                 32,754
                                                             ----------
  HOTELS RESTAURANTS & LEISURE 1.7%
  Bob Evans Farms, Inc. ..........................   2,061       59,521
  CBRL Group, Inc. ...............................     573       23,327
                                                             ----------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                 82,848
                                                             ----------

  HOUSEHOLD DURABLES 3.1%
  American Greetings Corp. -- Class A.............     666       14,998
  Blyth, Inc. ....................................   1,428       29,346
  Furniture Brands International, Inc. ...........   3,999       91,977
  Tupperware Brands Corp. ........................     588       12,407
                                                             ----------
TOTAL HOUSEHOLD DURABLES                                        148,728
                                                             ----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
  Black Hills Corp. ..............................     753       27,409
                                                             ----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                 27,409
                                                             ----------

  INSURANCE 10.4%
  American Financial Group Inc/OH.................   1,905       84,353
  AmerUs Group Co. ...............................     456       26,744
  First American Corp. ...........................   1,020       43,452
  HCC Insurance Holdings, Inc. ...................   1,518       50,838
  Hanover Insurance Group Inc (The)...............     624       33,010
  Horace Mann Educators Corp. ....................   1,776       30,920
  Mercury General Corp. ..........................     477       25,457
  Ohio Casualty Corp. ............................   1,269       37,626
  Old Republic International Corp. ...............   2,334       51,932

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  Protective Life Corp. ..........................   1,053      $53,071
  Stancorp Financial Group, Inc. .................     618       30,492
  Unitrin, Inc. ..................................     663       32,388
                                                             ----------
TOTAL INSURANCE                                                 500,283
                                                             ----------

  LEISURE EQUIPMENT & PRODUCTS 0.3%
  Callaway Golf Co. ..............................     972       15,533
                                                             ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                 15,533
                                                             ----------

  MACHINERY 6.2%
  AGCO Corp.*.....................................   2,820       66,750
  Harsco Corp. ...................................     231       19,254
  Kennametal, Inc. ...............................     498       30,801
  SPX Corp. ......................................     711       38,927
  Tecumseh Products Co. -- Class A................   4,080       93,636
  Timken Co. .....................................   1,368       47,743
                                                             ----------
TOTAL MACHINERY                                                 297,111
                                                             ----------

  MEDIA 0.6%
  Media General, Inc. -- Class A..................     360       14,789
  Scholastic Corp.*...............................     570       15,128
                                                             ----------
TOTAL MEDIA                                                      29,917
                                                             ----------

  METALS & MINING 2.7%
  Steel Dynamics, Inc. ...........................   1,185       73,991
  Worthington Industries..........................   2,949       58,243
                                                             ----------
TOTAL METALS & MINING                                           132,234
                                                             ----------

  MULTI-UTILITIES 10.8%
  Alliant Energy Corp. ...........................   1,911       61,076
  Energy East Corp. ..............................   2,370       57,259
  MDU Resources Group, Inc. ......................     411       15,104
  NSTAR...........................................   3,102       85,770
  OGE Energy Corp. ...............................   2,082       62,793
  PNM Resources, Inc. ............................   1,302       32,954
  Puget Energy, Inc. .............................   2,889       60,004
  SCANA Corp. ....................................     870       34,052
  Vectren Corp. ..................................   1,350       36,072

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       49                 SEMI-ANNUAL REPORT

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  WPS Resources Corp. ............................     981      $49,040
  Wisconsin Energy Corp. .........................     663       25,890
                                                             ----------
TOTAL MULTI-UTILITIES                                           520,014
                                                             ----------
  MULTILINE RETAIL 0.9%
  Saks, Inc.*.....................................   2,190       44,107
                                                             ----------
TOTAL MULTILINE RETAIL                                           44,107
                                                             ----------
  OIL, GAS & CONSUMABLE FUELS 0.3%
  Forest Oil Corp.*...............................     445       16,274
                                                             ----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                 16,274
                                                             ----------

  PAPER & FOREST PRODUCTS 2.8%
  Bowater, Inc. ..................................   1,887       51,459
  Glatfelter......................................   2,157       40,379
  Potlatch Corp. .................................     516       20,093
  Rayonier, Inc. .................................     489       20,127
                                                             ----------
TOTAL PAPER & FOREST PRODUCTS                                   132,058
                                                             ----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 4.1%
  AMB Property Corp. .............................     279       13,947
  Highwoods Properties, Inc. .....................   1,266       39,930
  Hospitality Properties Trust....................     669       28,834
  Liberty Property Trust..........................     561       25,077
  Mack-Cali Realty Corp. .........................     705       31,880
  New Plan Excel Realty Trust.....................   1,572       38,750
  United Dominion Realty Trust, Inc. .............     645       17,537
                                                             ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                195,955
                                                             ----------

  ROAD & RAIL 4.6%
  JB Hunt Transport Services, Inc. ...............   2,907       69,274
  Swift Transportation Co, Inc.*..................   2,202       65,950
  Werner Enterprises, Inc. .......................   1,725       33,085
  YRC Worldwide, Inc.*............................   1,311       55,062
                                                             ----------
TOTAL ROAD & RAIL                                               223,371
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
  Atmel Corp.*....................................  27,315     $143,131
                                                             ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                143,131
                                                             ----------

  SOFTWARE 0.5%
  Mentor Graphics Corp.*..........................   1,884       24,737
                                                             ----------
TOTAL SOFTWARE                                                   24,737
                                                             ----------

  SPECIALTY RETAIL 3.3%
  Borders Group, Inc. ............................   2,349       55,436
  Foot Locker, Inc. ..............................   1,566       36,300
  Payless Shoesource, Inc.*.......................     834       19,157
  Pier 1 Imports, Inc. ...........................   4,029       48,630
                                                             ----------
TOTAL SPECIALTY RETAIL                                          159,523
                                                             ----------

  THRIFTS & MORTGAGE FINANCE 1.6%
  New York Community Bancorp, Inc. ...............   2,724       46,880
  Washington Federal, Inc. .......................     648       15,500
  Webster Financial Corp. ........................     339       15,916
                                                             ----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                 78,296
                                                             ----------

  TOBACCO 1.5%
  Universal Corp/ Richmond VA.....................   1,950       74,236
                                                             ----------
TOTAL TOBACCO                                                    74,236
                                                             ----------

  TRADING COMPANIES & DISTRIBUTORS 0.4%
  GATX Corp. .....................................     363       16,988
                                                             ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                 16,988
                                                             ----------

  WIRELESS TELECOMMUNICATION SERVICES 1.3%
  Telephone & Data Systems, Inc. .................   1,599       62,681
                                                             ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES
                                                                 62,681
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $4,728,916)                                           4,800,171
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       50

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
SHORT TERM INVESTMENTS 0.2%
  Short-Term Investment Co. ......................   9,954       $9,954
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $9,954)                                                   9,954
                                                             ----------
TOTAL INVESTMENTS 99.9%
  (Cost $4,738,870)                                           4,810,125
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%
                                                                  4,187
                                                             ----------
NET ASSETS--100.0%                                           $4,814,312
-----------------------------------------------------------------------

* Non-Income Producing Security.

See Notes to Financial Statements.

                                       51                 SEMI-ANNUAL REPORT

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 100.0%
  AEROSPACE & DEFENSE 1.3%
  Alliant Techsystems, Inc.*......................   1,300     $103,987
                                                             ----------
TOTAL AEROSPACE & DEFENSE                                       103,987
                                                             ----------

  AIR FREIGHT & LOGISTICS 2.2%
  CH Robinson Worldwide, Inc. ....................   1,545       68,521
  Expeditors International Washington, Inc. ......   1,215      104,016
                                                             ----------
TOTAL AIR FREIGHT & LOGISTICS                                   172,537
                                                             ----------
  AIRLINES 2.8%
  Airtran Holdings, Inc.*.........................   8,825      123,373
  JetBlue Airways Corp.*..........................   9,339       95,818
                                                             ----------
TOTAL AIRLINES                                                  219,191
                                                             ----------
  AUTOMOBILES 1.0%
  Thor Industries, Inc. ..........................   1,592       80,364
                                                             ----------
TOTAL AUTOMOBILES                                                80,364
                                                             ----------
  BIOTECHNOLOGY 1.9%
  Cephalon, Inc.*.................................   1,934      126,986
  Martek Biosciences Corp.*.......................     868       25,780
                                                             ----------
TOTAL BIOTECHNOLOGY                                             152,766
                                                             ----------

  CAPITAL MARKETS 5.0%
  Eaton Vance Corp. ..............................   3,402       96,855
  Investors Financial Services Corp. .............   2,370      113,428
  SEI Investments Co. ............................   2,292       98,419
  Waddell & Reed Financial, Inc. -- Class A.......   3,570       83,966
                                                             ----------
TOTAL CAPITAL MARKETS                                           392,668
                                                             ----------

  COMMERCIAL BANKS 0.9%
  Commerce Bancorp Inc/NJ.........................   1,672       67,448
                                                             ----------
TOTAL COMMERCIAL BANKS                                           67,448
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES 5.0%
  ChoicePoint, Inc.*..............................     599      $26,374
  Copart, Inc.*...................................   2,719       73,005
  Corporate Executive Board Co. ..................   1,589      170,229
  Rollins, Inc. ..................................   2,079       42,100
  Stericycle, Inc.*...............................   1,205       79,337
                                                             ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                391,045
                                                             ----------

  COMMUNICATIONS EQUIPMENT 1.9%
  F5 Networks, Inc.*..............................     996       58,326
  Plantronics, Inc. ..............................   2,410       90,375
                                                             ----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                148,701
                                                             ----------

  COMPUTERS & PERIPHERALS 1.9%
  Western Digital Corp.*..........................   7,266      152,877
                                                             ----------
TOTAL COMPUTERS & PERIPHERALS                                   152,877
                                                             ----------

  CONSTRUCTION & ENGINEERING 0.7%
  Jacobs Engineering Group, Inc.*.................     663       54,830
                                                             ----------
TOTAL CONSTRUCTION & ENGINEERING
                                                                 54,830
                                                             ----------

  DIVERSIFIED CONSUMER SERVICES 6.1%
  Career Education Corp.*.........................   2,851      105,116
  Corinthian Colleges, Inc.*......................   9,507      141,559
  Education Management Corp.*.....................   2,359      100,163
  ITT Educational Services, Inc.*.................   2,054      130,532
                                                             ----------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                477,370
                                                             ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.9%
  Amphenol Corp. .................................   1,292       74,678
  CDW Corp. ......................................   1,254       74,638
                                                             ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                149,316
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       52

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENERGY EQUIPMENT & SERVICES 1.2%
  Grant Prideco, Inc.*............................     944      $48,333
  Patterson-UTI Energy, Inc. .....................   1,453       47,019
                                                             ----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                 95,352
                                                             ----------

  HEALTH CARE EQUIPMENT & SUPPLIES 4.8%
  Beckman Coulter, Inc. ..........................     888       45,608
  Cytyc Corp.*....................................   4,690      121,236
  Dentsply International, Inc. ...................   1,131       67,487
  Gen-Probe, Inc.*................................   1,513       80,900
  Intuitive Surgical, Inc.*.......................     505       64,135
                                                             ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                379,366
                                                             ----------

  HEALTH CARE PROVIDERS & SERVICES 2.9%
  Apria Healthcare Group, Inc.*...................   3,131       68,569
  Community Health Systems, Inc.*.................   1,272       46,097
  LifePoint Hospitals, Inc.*......................   1,175       37,248
  Lincare Holdings, Inc.*.........................   1,938       76,609
                                                             ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                228,523
                                                             ----------

  HOTELS RESTAURANTS & LEISURE 4.4%
  Applebees International, Inc. ..................   2,522       58,535
  Cheesecake Factory (The)*.......................   1,853       58,481
  GTECH Holdings Corp. ...........................   2,229       76,143
  Scientific Games Corp. -- Class A*..............   4,006      152,588
                                                             ----------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                345,747
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  HOUSEHOLD DURABLES 3.8%
  Hovnanian Enterprises, Inc. -- Class A*.........   2,048      $81,449
  MDC Holdings, Inc. .............................   1,314       75,923
  Ryland Group, Inc. .............................   1,344       84,820
  Toll Brothers, Inc.*............................   1,709       54,944
                                                             ----------
TOTAL HOUSEHOLD DURABLES                                        297,136
                                                             ----------

  HOUSEHOLD PRODUCTS 0.9%
  Church & Dwight Co, Inc. .......................     789       28,933
  Energizer Holdings, Inc.*.......................     741       37,902
                                                             ----------
TOTAL HOUSEHOLD PRODUCTS                                         66,835
                                                             ----------

  INSURANCE 1.7%
  Brown & Brown, Inc. ............................   4,314      134,726
                                                             ----------
TOTAL INSURANCE                                                 134,726
                                                             ----------

  IT SERVICES 7.9%
  Alliance Data Systems Corp.*....................   1,181       64,955
  Anteon International Corp.*.....................   1,622       88,642
  BISYS Group Inc (The)*..........................   4,138       65,960
  CSG Systems International*......................   3,038       76,801
  Cognizant Technology Solutions Corp. -- Class
    A*............................................   2,884      183,451
  DST Systems, Inc.*..............................   1,048       64,473
  Fidelity National Information Services, Inc. ...   2,085       79,230
                                                             ----------
TOTAL IT SERVICES                                               623,512
                                                             ----------

  LIFE SCIENCES TOOLS & SERVICES 1.8%
  Invitrogen Corp.*...............................     464       30,629
  Pharmaceutical Product Development, Inc. .......   1,653       59,293
  Techne Corp.*...................................     867       49,124
                                                             ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                139,046
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       53                 SEMI-ANNUAL REPORT

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY 1.6%
  Donaldson Co, Inc. .............................   1,193      $39,655
  Graco, Inc. ....................................   1,836       85,833
                                                             ----------
TOTAL MACHINERY                                                 125,488
                                                             ----------
  MEDIA 0.5%
  Catalina Marketing Corp. .......................   1,666       39,451
                                                             ----------
TOTAL MEDIA                                                      39,451
                                                             ----------

  OFFICE ELECTRONICS 0.3%
  Zebra Technologies Corp. -- Class A*............     675       26,791
                                                             ----------
TOTAL OFFICE ELECTRONICS                                         26,791
                                                             ----------
  OIL, GAS & CONSUMABLE FUELS 7.8%
  Denbury Resources, Inc.*........................   4,128      134,573
  Newfield Exploration Co.*.......................   2,103       93,794
  Noble Energy, Inc. .............................     872       39,222
  Pioneer Natural Resources Co. ..................     990       42,392
  Plains Exploration & Production Co.*............   1,330       49,037
  Pogo Producing Co. .............................   2,156      107,132
  Southwestern Energy Co.*........................   1,509       54,354
  Western Gas Resources, Inc. ....................   1,804       93,808
                                                             ----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                614,312
                                                             ----------

  PHARMACEUTICALS 3.8%
  Medicis Pharmaceutical Corp. -- Class A.........   1,359       44,684
  Par Pharmaceutical Cos, Inc.*...................   5,316      136,887
  Sepracor, Inc.*.................................   2,586      115,439
                                                             ----------
TOTAL PHARMACEUTICALS                                           297,010
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.1%
  Cabot Microelectronics Corp.*...................   2,381      $77,883
  Cree, Inc.*.....................................   4,266      127,212
  Silicon Laboratories, Inc.*.....................   2,564      119,508
                                                             ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                324,603
                                                             ----------

  SOFTWARE 2.5%
  Activision, Inc.*...............................   1,923       27,287
  Fair Isaac Corp. ...............................     606       22,489
  Jack Henry & Associates, Inc. ..................   2,375       53,319
  Macrovision Corp.*..............................   2,819       64,555
  McAfee, Inc.*...................................   1,142       29,795
                                                             ----------
TOTAL SOFTWARE                                                  197,445
                                                             ----------

  SPECIALTY RETAIL 14.7%
  Abercrombie & Fitch Co. -- Class A..............   1,817      110,346
  Advance Auto Parts, Inc. .......................   2,010       80,842
  Aeropostale, Inc.*..............................   6,069      186,379
  American Eagle Outfitters.......................   2,511       81,356
  Chico's FAS, Inc.*..............................   4,209      155,986
  GameStop Corp. -- Class A*......................   3,380      159,536
  Pacific Sunwear Of California*..................   3,430       79,919
  Petsmart, Inc. .................................   2,954       81,708
  Ross Stores, Inc. ..............................   3,285      100,652
  Urban Outfitters, Inc.*.........................   2,074       48,117
  Williams-Sonoma, Inc. ..........................   1,664       69,672
                                                             ----------
TOTAL SPECIALTY RETAIL                                        1,154,513
                                                             ----------

  TEXTILES, APPAREL & LUXURY GOODS 1.1%
  Timberland Co. -- Class A*......................   2,555       86,998
                                                             ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                 86,998
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       54

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THRIFTS & MORTGAGE FINANCE 0.8%
  Radian Group, Inc. .............................     969      $60,776
                                                             ----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                 60,776
                                                             ----------

  TRADING COMPANIES & DISTRIBUTORS 0.8%
  Fastenal Co. ...................................   1,357       63,521
                                                             ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                 63,521
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $7,894,401)                                           7,864,251
                                                             ----------

SHORT TERM INVESTMENTS 0.0%(A)
  Short-Term Investment Co. ......................   1,832        1,832
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,832)                                                   1,832
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,896,233)                                           7,866,083
                                                             ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)
                                                                 (2,752)
                                                             ----------
NET ASSETS--100.0%                                           $7,863,331
-----------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

                                       55                 SEMI-ANNUAL REPORT

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 0.9%
  Cubic Corp. ....................................     955      $21,955
  Kaman Corp. ....................................     721       17,520
  Triumph Group, Inc.*............................     361       16,989
                                                             ----------
TOTAL AEROSPACE & DEFENSE                                        56,464
                                                             ----------

  AIR FREIGHT & LOGISTICS 0.8%
  HUB Group, Inc. -- Class A*.....................     915       44,991
                                                             ----------
TOTAL AIR FREIGHT & LOGISTICS                                    44,991
                                                             ----------

  AIRLINES 0.2%
  Frontier Airlines Holdings, Inc.*...............   1,405        9,526
                                                             ----------
TOTAL AIRLINES                                                    9,526
                                                             ----------

  AUTO COMPONENTS 1.5%
  Standard Motor Products, Inc. ..................   6,198       49,460
  Superior Industries International...............   2,232       42,006
                                                             ----------
TOTAL AUTO COMPONENTS                                            91,466
                                                             ----------

  AUTOMOBILES 1.4%
  Coachmen Industries, Inc. ......................   4,214       47,534
  Monaco Coach Corp. .............................   2,640       36,749
                                                             ----------
TOTAL AUTOMOBILES                                                84,283
                                                             ----------

  BUILDING PRODUCTS 0.8%
  Griffon Corp.*..................................     332        8,855
  Lennox International, Inc. .....................     678       22,123
  NCI Building Systems, Inc.*.....................     279       18,132
                                                             ----------
TOTAL BUILDING PRODUCTS                                          49,110
                                                             ----------

  CAPITAL MARKETS 2.0%
  Piper Jaffray Cos*..............................     899       62,840
  SWS Group, Inc. ................................   2,039       55,848
                                                             ----------
TOTAL CAPITAL MARKETS                                           118,688
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  CHEMICALS 6.7%
  Arch Chemicals, Inc. ...........................   1,416      $41,715
  Georgia Gulf Corp. .............................   1,075       31,885
  HB Fuller Co. ..................................     713       37,290
  Penford Corp. ..................................   2,643       42,975
  PolyOne Corp.*..................................   4,082       36,248
  Quaker Chemical Corp. ..........................   2,995       60,469
  Schulman A, Inc. ...............................   2,850       68,229
  Tronox, Inc.*...................................   1,539       26,625
  Wellman, Inc. ..................................  10,100       55,853
                                                             ----------
TOTAL CHEMICALS                                                 401,289
                                                             ----------

  COMMERCIAL BANKS 2.6%
  Community Bank System, Inc. ....................     820       16,835
  First Bancorp/Puerto Rico.......................   2,278       24,147
  First Commonwealth Financial Corp. .............   1,288       17,233
  Provident Bankshares Corp. .....................     403       14,008
  South Financial Group Inc (The).................     540       14,650
  Sterling Financial Corp/ WA.....................     613       19,708
  Susquehanna Bancshares, Inc. ...................     691       16,494
  Whitney Holding Corp. ..........................     871       30,973
                                                             ----------
TOTAL COMMERCIAL BANKS                                          154,048
                                                             ----------

  COMMERCIAL SERVICES & SUPPLIES 6.2%
  ABM Industries, Inc. ...........................     795       13,674
  Angelica Corp. .................................   1,892       38,389
  Bowne & Co, Inc. ...............................   2,043       32,096
  CDI Corp. ......................................     416       11,794
  Central Parking Corp. ..........................     833       12,703
  Consolidated Graphics, Inc.*....................     263       13,752
  NCO Group, Inc.*................................   1,444       30,974
  Sourcecorp*.....................................     979       24,211
  Spherion Corp.*.................................   4,856       51,376
  Standard Register Co (The)......................   3,025       41,291
  United Stationers, Inc.*........................     351       18,831

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       56

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Viad Corp. .....................................     309      $10,157
  Volt Information Sciences, Inc.*................   2,180       68,408
                                                             ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                367,656
                                                             ----------

  COMMUNICATIONS EQUIPMENT 0.9%
  Belden CDT, Inc. ...............................     876       27,419
  Ditech Communications Corp.*....................   2,978       28,053
                                                             ----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                 55,472
                                                             ----------

  COMPUTERS & PERIPHERALS 1.2%
  Adaptec, Inc.*..................................   8,382       46,353
  SBS Technologies, Inc.*.........................   1,386       22,550
                                                             ----------
TOTAL COMPUTERS & PERIPHERALS                                    68,903
                                                             ----------

  CONSTRUCTION & ENGINEERING 0.8%
  EMCOR Group, Inc.*..............................     992       49,650
                                                             ----------
TOTAL CONSTRUCTION & ENGINEERING
                                                                 49,650
                                                             ----------

  CONSTRUCTION MATERIALS 0.3%
  Texas Industries, Inc. .........................     290       16,443
                                                             ----------
TOTAL CONSTRUCTION MATERIALS                                     16,443
                                                             ----------
  CONTAINERS & PACKAGING 3.3%
  Caraustar Industries, Inc.*.....................   2,268       22,476
  Chesapeake Corp. ...............................   3,533       49,709
  Myers Industries, Inc. .........................   3,662       64,818
  Rock-Tenn Co. ..................................   3,653       57,973
                                                             ----------
TOTAL CONTAINERS & PACKAGING                                    194,976
                                                             ----------

  DISTRIBUTORS 0.1%
  Audiovox Corp. -- Class A*......................     617        7,490
                                                             ----------
TOTAL DISTRIBUTORS                                                7,490
                                                             ----------

  ELECTRIC UTILITIES 3.8%
  Allete, Inc. ...................................     466       21,795
  Central Vermont Public Service Corp. ...........   3,480       69,426

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  Cleco Corp. ....................................     887      $19,958
  Green Mountain Power Corp. .....................   1,305       37,114
  UIL Holdings Corp. .............................     933       51,828
  Unisource Energy Corp. .........................     809       24,472
                                                             ----------
TOTAL ELECTRIC UTILITIES                                        224,593
                                                             ----------

  ELECTRICAL EQUIPMENT 2.6%
  Acuity Brands, Inc. ............................     471       19,443
  AO Smith Corp. .................................   1,352       64,112
  C&D Technologies, Inc. .........................   2,967       23,914
  Magnetek, Inc.*.................................  11,815       47,142
                                                             ----------
TOTAL ELECTRICAL EQUIPMENT                                      154,611
                                                             ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 5.1%
  Agilysys, Inc. .................................   1,222       17,695
  Anixter International, Inc. ....................     336       17,082
  Bell Microproducts, Inc.*.......................   3,995       25,967
  Benchmark Electronics, Inc.*....................     535       14,592
  Brightpoint, Inc.*..............................     651       21,795
  CTS Corp. ......................................     992       13,997
  Gerber Scientific, Inc.*........................   3,896       40,402
  Insight Enterprises, Inc.*......................   1,457       28,805
  Methode Electronics, Inc. ......................   1,172       11,486
  Planar Systems, Inc.*...........................   4,516       73,520
  Technitrol, Inc. ...............................   1,549       38,787
                                                             ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                304,128
                                                             ----------

  ENERGY EQUIPMENT & SERVICES 0.2%
  Lufkin Industries, Inc. ........................     201       12,876
                                                             ----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                 12,876
                                                             ----------

  FOOD & STAPLES RETAILING 1.6%
  Casey's General Stores, Inc. ...................     804       17,198
  Longs Drug Stores Corp. ........................     601       28,493

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       57                 SEMI-ANNUAL REPORT

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Nash Finch Co. .................................   1,068      $24,671
  Performance Food Group Co.*.....................     912       27,998
                                                             ----------
TOTAL FOOD & STAPLES RETAILING                                   98,360
                                                             ----------

  FOOD PRODUCTS 2.1%
  American Italian Pasta Co. -- Class A...........   5,251       43,636
  Corn Products International, Inc. ..............     917       25,676
  Flowers Foods, Inc. ............................     692       19,438
  Lance, Inc. ....................................   1,328       33,877
                                                             ----------
TOTAL FOOD PRODUCTS                                             122,627
                                                             ----------

  GAS UTILITIES 5.3%
  Atmos Energy Corp. .............................   1,592       42,252
  Cascade Natural Gas Corp. ......................   1,811       37,071
  Energen Corp. ..................................     496       17,494
  Laclede Group Inc (The).........................   1,166       39,761
  Northwest Natural Gas Co. ......................     609       21,035
  Piedmont Natural Gas Co. .......................     786       19,280
  South Jersey Industries, Inc. ..................   1,937       51,485
  Southwest Gas Corp. ............................   1,721       47,706
  UGI Corp. ......................................   1,932       43,277
                                                             ----------
TOTAL GAS UTILITIES                                             319,361
                                                             ----------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
  Datascope Corp. ................................     962       37,171
  Osteotech, Inc.*................................   2,114        9,471
                                                             ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                 46,642
                                                             ----------

  HEALTH CARE PROVIDERS & SERVICES 1.8%
  Chemed Corp. ...................................     421       22,940
  Genesis HealthCare Corp.*.......................     713       33,704
  Gentiva Health Services, Inc.*..................     518        8,775

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  Hooper Holmes, Inc. ............................   5,340      $15,753
  Owens & Minor, Inc. ............................     886       28,237
                                                             ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                109,409
                                                             ----------

  HOTELS RESTAURANTS & LEISURE 2.8%
  Bally Total Fitness Holding Corp.*..............   5,373       48,465
  Lone Star Steakhouse & Saloon, Inc. ............     862       23,498
  Marcus Corp. ...................................     868       15,650
  O'Charleys, Inc.*...............................   3,174       53,799
  Ryan's Restaurant Group, Inc.*..................   2,045       27,383
                                                             ----------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                168,795
                                                             ----------

  HOUSEHOLD DURABLES 3.6%
  Bassett Furniture Industries, Inc. .............   2,217       40,881
  La-Z-Boy, Inc. .................................   2,486       38,086
  Lenox Group, Inc.*..............................   1,849       25,183
  Libbey, Inc. ...................................   2,846       39,104
  National Presto Industries, Inc. ...............     454       27,376
  Russ Berrie & Co, Inc.*.........................     791       10,481
  Standard-Pacific Corp. .........................   1,084       34,374
                                                             ----------
TOTAL HOUSEHOLD DURABLES                                        215,485
                                                             ----------

  INDUSTRIAL CONGLOMERATES 1.5%
  Standex International Corp. ....................   1,283       36,809
  Tredegar Corp. .................................   3,112       49,979
                                                             ----------
TOTAL INDUSTRIAL CONGLOMERATES                                   86,788
                                                             ----------

  INSURANCE 3.4%
  Delphi Financial Group..........................     300       15,717
  Infinity Property & Casualty Corp. .............     490       21,972
  LandAmerica Financial Group, Inc. ..............     994       68,964
  Presidential Life Corp. ........................   1,062       26,178

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       58

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Selective Insurance Group.......................     574      $31,949
  Stewart Information Services Corp. .............     933       40,305
                                                             ----------
TOTAL INSURANCE                                                 205,085
                                                             ----------

  IT SERVICES 2.4%
  Ciber, Inc.*....................................   2,121       14,529
  Keane, Inc.*....................................   1,030       14,564
  Pegasus Solutions, Inc.*........................   2,566       24,223
  Startek, Inc. ..................................   4,047       92,393
                                                             ----------
TOTAL IT SERVICES                                               145,709
                                                             ----------

  LEISURE EQUIPMENT & PRODUCTS 1.3%
  Jakks Pacific, Inc.*............................   1,467       33,257
  K2, Inc.*.......................................   2,780       32,776
  Sturm Ruger & Co, Inc. .........................   1,464       10,277
                                                             ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                 76,310
                                                             ----------

  LIFE SCIENCES TOOLS & SERVICES 0.3%
  Cambrex Corp. ..................................     811       16,447
                                                             ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                 16,447
                                                             ----------

  MACHINERY 2.4%
  Barnes Group, Inc. .............................     294       13,251
  Briggs & Stratton Corp. ........................     599       20,210
  Lydall, Inc.*...................................   3,479       32,389
  Mueller Industries, Inc. .......................     527       19,963
  Robbins & Myers, Inc. ..........................   1,496       36,353
  Wolverine Tube, Inc.*...........................   6,047       19,532
                                                             ----------
TOTAL MACHINERY                                                 141,698
                                                             ----------

  METALS & MINING 6.6%
  Aleris International, Inc.*.....................     472       21,830
  AM Castle & Co. ................................   1,666       60,142
  Brush Engineered Materials, Inc.*...............   1,280       29,837
  Century Aluminum Co.*...........................     603       28,709
  Chaparral Steel Co.*............................     970       61,226
  Commercial Metals Co. ..........................     729       39,658
  Quanex Corp. ...................................     372       15,885
  Reliance Steel & Aluminum Co. ..................     440       39,138

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  Ryerson, Inc. ..................................   1,790      $52,590
  Steel Technologies, Inc. .......................   1,820       42,279
                                                             ----------
TOTAL METALS & MINING                                           391,294
                                                             ----------

  MULTI-UTILITIES 1.4%
  Avista Corp. ...................................   2,201       46,243
  CH Energy Group, Inc. ..........................     748       35,365
                                                             ----------
TOTAL MULTI-UTILITIES                                            81,608
                                                             ----------

  MULTILINE RETAIL 0.6%
  Fred's, Inc. -- Class A.........................   2,423       34,382
                                                             ----------
TOTAL MULTILINE RETAIL                                           34,382
                                                             ----------

  PAPER & FOREST PRODUCTS 3.4%
  Buckeye Technologies, Inc.*.....................   3,403       27,394
  Neenah Paper, Inc. .............................     885       28,400
  Pope & Talbot, Inc. ............................   6,718       54,080
  Schweitzer-Mauduit International, Inc. .........   2,461       59,581
  Wausau Paper Corp. .............................   2,406       34,598
                                                             ----------
TOTAL PAPER & FOREST PRODUCTS                                   204,053
                                                             ----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.6%
  Colonial Properties Trust.......................     469       23,093
  Commercial Net Lease Realty.....................   1,333       28,060
  Entertainment Properties Trust..................     352       14,386
  Glenborough Realty Trust, Inc. .................   1,586       33,227
  Lexington Corporate Properties Trust............     816       17,593
  Parkway Properties Inc/ Md......................     568       22,493
  Sovran Self Storage, Inc. ......................     332       16,318
                                                             ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                155,170
                                                             ----------

  ROAD & RAIL 0.7%
  Arkansas Best Corp. ............................     945       40,559
                                                             ----------
TOTAL ROAD & RAIL                                                40,559
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       59                 SEMI-ANNUAL REPORT

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
  Axcelis Technologies, Inc.*.....................   1,744      $10,272
  Photronics, Inc.*...............................     433        7,781
                                                             ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                 18,053
                                                             ----------
  SOFTWARE 0.3%
  THQ, Inc.*......................................     681       17,454
                                                             ----------
TOTAL SOFTWARE                                                   17,454
                                                             ----------

  SPECIALTY RETAIL 6.9%
  Cato Corp (The) -- Class A......................   1,593       36,050
  Group 1 Automotive, Inc. .......................   1,456       79,468
  Hancock Fabrics, Inc./DE........................   9,623       33,777
  Haverty Furniture Cos, Inc. ....................   3,707       55,976
  Jo-Ann Stores, Inc.*............................   2,583       31,668
  PEP Boys-Manny Moe & Jack.......................   4,092       60,848
  Sonic Automotive, Inc. -- Class A...............   2,169       58,606
  Stage Stores, Inc. .............................   1,439       44,983
  Zale Corp.*.....................................     513       12,645
                                                             ----------
TOTAL SPECIALTY RETAIL                                          414,021
                                                             ----------
  TEXTILES, APPAREL & LUXURY GOODS 4.3%
  Ashworth, Inc.*.................................   5,194       53,031
  Brown Shoe Co, Inc. ............................   1,557       59,194
  Kellwood Co. ...................................   2,492       79,843
  Oxford Industries, Inc. ........................     204        8,915
  Russell Corp. ..................................   2,458       44,490
  Stride Rite Corp. ..............................   1,018       14,262
                                                             ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                259,735
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  THRIFTS & MORTGAGE FINANCE 0.2%
  Brookline Bancorp, Inc. ........................     909      $13,453
                                                             ----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                 13,453
                                                             ----------

  TOBACCO 1.3%
  Alliance One International, Inc. ...............  18,284       80,084
                                                             ----------
TOTAL TOBACCO                                                    80,084
                                                             ----------

  TRADING COMPANIES & DISTRIBUTORS 0.3%
  Lawson Products.................................     442       18,750
                                                             ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                 18,750
                                                             ----------

  WATER UTILITIES 0.2%
  American States Water Co. ......................     300       11,973
                                                             ----------
TOTAL WATER UTILITIES                                            11,973
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $5,762,927)                                           5,959,968
                                                             ----------

SHORT TERM INVESTMENTS 0.2%
  Short-Term Investment Co. ......................  12,922       12,922
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $12,922)                                                 12,922
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $5,775,849)                                           5,972,890
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)
                                                                  2,282
                                                             ----------
NET ASSETS--100.0%                                           $5,975,172
-----------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                               April 30, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 100.0%
  AEROSPACE & DEFENSE 2.1%
  Ceradyne, Inc.*.................................   2,069     $109,657
  Curtiss-Wright Corp. ...........................   1,356       44,938
  GenCorp, Inc.*..................................     979       19,130
                                                             ----------
TOTAL AEROSPACE & DEFENSE                                       173,725
                                                             ----------

  AIR FREIGHT & LOGISTICS 0.5%
  Forward Air Corp. ..............................   1,065       42,781
                                                             ----------
TOTAL AIR FREIGHT & LOGISTICS                                    42,781
                                                             ----------
  AUTOMOBILES 0.6%
  Winnebago Industries............................   1,535       45,206
                                                             ----------
TOTAL AUTOMOBILES                                                45,206
                                                             ----------
  BEVERAGES 1.5%
  Hansen Natural Corp.*...........................     960      124,282
                                                             ----------
TOTAL BEVERAGES                                                 124,282
                                                             ----------
  BUILDING PRODUCTS 0.4%
  Simpson Manufacturing Co, Inc. .................     768       30,712
                                                             ----------
TOTAL BUILDING PRODUCTS                                          30,712
                                                             ----------
  CAPITAL MARKETS 0.8%
  Investment Technology Group, Inc.*..............   1,259       66,714
                                                             ----------
TOTAL CAPITAL MARKETS                                            66,714
                                                             ----------

  COMMERCIAL BANKS 3.2%
  East West Bancorp, Inc. ........................     612       24,278
  Nara Bancorp, Inc. .............................   3,909       73,489
  PrivateBancorp, Inc. ...........................   1,163       51,463
  UCBH Holdings, Inc. ............................   1,772       31,347
  Wilshire Bancorp, Inc. .........................   2,860       52,223
  Wintrust Financial Corp. .......................     576       29,808
                                                             ----------
TOTAL COMMERCIAL BANKS                                          262,608
                                                             ----------

  COMMERCIAL SERVICES & SUPPLIES 2.2%
  Coinstar, Inc.*.................................   5,113      139,432
  Waste Connections, Inc.*........................   1,095       42,157
                                                             ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                181,589
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  COMMUNICATIONS EQUIPMENT 0.3%
  Comtech Telecommunications Corp.*...............     837      $23,813
                                                             ----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                 23,813
                                                             ----------

  COMPUTERS & PERIPHERALS 2.2%
  Komag, Inc.*....................................   1,795       75,462
  Neoware, Inc.*..................................   1,550       33,588
  Synaptics, Inc.*................................   2,796       73,311
                                                             ----------
TOTAL COMPUTERS & PERIPHERALS                                   182,361
                                                             ----------

  CONSTRUCTION MATERIALS 1.1%
  Headwaters, Inc.*...............................   2,766       93,159
                                                             ----------
TOTAL CONSTRUCTION MATERIALS                                     93,159
                                                             ----------

  CONSUMER FINANCE 0.6%
  World Acceptance Corp.*.........................   1,673       48,166
                                                             ----------
TOTAL CONSUMER FINANCE                                           48,166
                                                             ----------

  DIVERSIFIED CONSUMER SERVICES 1.7%
  Pre-Paid Legal Services, Inc. ..................   2,206       74,563
  Vertrue, Inc.*..................................   1,612       66,366
                                                             ----------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                140,929
                                                             ----------

  DIVERSIFIED FINANCIAL SERVICES 1.4%
  Portfolio Recovery Associates, Inc.*............   2,154      110,823
                                                             ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                110,823
                                                             ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.2%
  Daktronics, Inc. ...............................   1,590       62,360
  Flir Systems, Inc.*.............................   2,606       63,717
  LoJack Corp.*...................................   2,060       45,547
  Mercury Computer Systems, Inc.*.................     700       13,342
  Scansource, Inc.*...............................   1,261       78,938
                                                             ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                263,904
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       61                 SEMI-ANNUAL REPORT

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENERGY EQUIPMENT & SERVICES 2.5%
  CARBO Ceramics, Inc. ...........................     478      $27,691
  Helix Energy Solutions Group, Inc.*.............     884       34,317
  Hydril*.........................................     483       38,717
  Unit Corp.*.....................................     716       41,349
  W-H Energy Services, Inc.*......................   1,280       64,320
                                                             ----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                206,394
                                                             ----------

  FOOD PRODUCTS 0.6%
  Delta & Pine Land Co. ..........................   1,048       31,000
  Peet's Coffee & Tea, Inc.*......................     582       18,123
                                                             ----------
TOTAL FOOD PRODUCTS                                              49,123
                                                             ----------

  HEALTH CARE EQUIPMENT & SUPPLIES 13.0%
  American Medical Systems Holdings, Inc.*........   1,734       38,512
  Arthrocare Corp.*...............................     554       25,113
  Biolase Technology, Inc. .......................  16,818      179,112
  Biosite, Inc.*..................................   1,347       75,971
  Cooper Cos Inc (The)............................     604       33,111
  Diagnostic Products Corp. ......................     479       27,782
  Greatbatch, Inc.*...............................   1,193       29,229
  ICU Medical, Inc.*..............................   1,221       50,293
  Idexx Laboratories, Inc.*.......................     436       36,280
  Immucor, Inc.*..................................   1,377       40,002
  Integra LifeSciences Holdings Corp.*............   2,241       94,032
  Kensey Nash Corp.*..............................   1,207       36,415
  Mentor Corp. ...................................     695       30,114
  Merit Medical Systems, Inc.*....................   1,918       22,421
  PolyMedica Corp. ...............................   1,172       48,415
  Possis Medical, Inc.*...........................   7,661       74,771
  Resmed, Inc.*...................................   1,963       84,703
  Respironics, Inc.*..............................     872       31,933

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  SurModics, Inc.*................................   1,351      $48,042
  Sybron Dental Specialties, Inc.*................   1,188       55,884
                                                             ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                              1,062,135
                                                             ----------

  HEALTH CARE PROVIDERS & SERVICES 7.2%
  Amedisys, Inc.*.................................     687       22,781
  AMERIGROUP Corp.*...............................   2,317       59,848
  Amsurg Corp.*...................................   1,583       40,430
  Centene Corp.*..................................   3,374       86,678
  Healthways, Inc.*...............................   1,465       71,873
  Odyssey HealthCare, Inc.*.......................   5,992      104,201
  Pediatrix Medical Group, Inc.*..................     580       29,359
  Sierra Health Services, Inc.*...................   1,542       60,462
  Sunrise Senior Living, Inc.*....................   1,550       57,660
  United Surgical Partners International, Inc.*...   1,673       55,226
                                                             ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                588,518
                                                             ----------

  HEALTH CARE TECHNOLOGY 1.1%
  Cerner Corp.*...................................     702       27,834
  Dendrite International, Inc.*...................   1,123       13,959
  Per-Se Technologies, Inc.*......................   1,843       51,512
                                                             ----------
TOTAL HEALTH CARE TECHNOLOGY                                     93,305
                                                             ----------

  HOTELS RESTAURANTS & LEISURE 6.6%
  CEC Entertainment, Inc.*........................   1,077       37,803
  Multimedia Games, Inc.*.........................   9,725      134,108
  PF Chang's China Bistro, Inc.*..................     962       40,991
  Panera Bread Co. -- Class A*....................   1,149       85,233
  Papa John's International, Inc.*................   1,909       63,799
  Shuffle Master, Inc.*...........................   3,291      121,602
  Sonic Corp.*....................................   1,662       56,358
                                                             ----------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                539,894
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       62

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOUSEHOLD DURABLES 2.0%
  Meritage Homes Corp.*...........................   1,208      $79,221
  NVR, Inc.*......................................     114       86,070
                                                             ----------
TOTAL HOUSEHOLD DURABLES                                        165,291
                                                             ----------

  INSURANCE 1.4%
  Hilb Rogal & Hobbs Co. .........................   1,496       61,156
  Philadelphia Consolidated Holding Co.*..........   1,466       48,569
                                                             ----------
TOTAL INSURANCE                                                 109,725
                                                             ----------
INTERNET SOFTWARE & SERVICES 4.4%
  Digital Insight Corp.*..........................   1,013       34,938
  j2 Global Communications, Inc.*.................   2,529      124,149
  MIVA, Inc.*.....................................  17,333       76,265
  WebEx Communications, Inc.*.....................   1,042       36,835
  Websense, Inc.*.................................   3,469       86,239
                                                             ----------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                358,426
                                                             ----------

  IT SERVICES 3.3%
  CACI International, Inc. -- Class A*............     545       34,084
  eFunds Corp.*...................................   2,376       61,158
  iPayment, Inc.*.................................   1,619       70,022
  Mantech International Corp. -- Class A*.........   1,557       51,428
  Talx Corp. .....................................   2,162       56,234
                                                             ----------
TOTAL IT SERVICES                                               272,926
                                                             ----------
  LEISURE EQUIPMENT & PRODUCTS 2.6%
  Nautilus, Inc. .................................   3,908       64,091
  Polaris Industries, Inc. .......................     971       46,511
  SCP Pool Corp. .................................   2,117       98,906
                                                             ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                209,508
                                                             ----------

  LIFE SCIENCES TOOLS & SERVICES 1.1%
  Dionex Corp.*...................................     888       53,387
  SFBC International, Inc.*.......................   1,503       35,095
                                                             ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                 88,482
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  MACHINERY 0.9%
  ASV, Inc.*......................................   1,062      $26,550
  EnPro Industries, Inc.*.........................   1,173       43,260
                                                             ----------
TOTAL MACHINERY                                                  69,810
                                                             ----------

  MEDIA 1.0%
  Advo, Inc. .....................................   1,405       39,818
  Arbitron, Inc. .................................   1,207       43,041
                                                             ----------
TOTAL MEDIA                                                      82,859
                                                             ----------

  OIL, GAS & CONSUMABLE FUELS 8.1%
  Cabot Oil & Gas Corp. ..........................     623       30,689
  Cimarex Energy Co. .............................   1,013       43,508
  Frontier Oil Corp. .............................   2,244      135,829
  Penn Virginia Corp. ............................     783       56,595
  Petroleum Development Corp.*....................   1,132       45,291
  Remington Oil & Gas Corp.*......................   2,087       91,014
  St Mary Land & Exploration Co. .................   2,122       89,464
  Stone Energy Corp.*.............................   1,335       62,879
  Swift Energy Co.*...............................   1,127       47,740
  World Fuel Services Corp. ......................   1,428       57,177
                                                             ----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                660,186
                                                             ----------

  PERSONAL PRODUCTS 1.3%
  NBTY, Inc.*.....................................   2,258       51,144
  USANA Health Sciences, Inc.*....................   1,416       51,811
                                                             ----------
TOTAL PERSONAL PRODUCTS                                         102,955
                                                             ----------

  PHARMACEUTICALS 3.7%
  Bradley Pharmaceuticals, Inc.*..................   4,554       67,581
  CNS, Inc. ......................................   3,465       74,532
  Connetics Corp.*................................   5,578       84,507
  First Horizon Pharmaceutical Corp.*.............   1,645       36,634
  Noven Pharmaceuticals, Inc.*....................   2,220       41,958
                                                             ----------
TOTAL PHARMACEUTICALS                                           305,212
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   April 30, 2006
--------------------------------------------------------------------------------

                                       63                 SEMI-ANNUAL REPORT

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ROAD & RAIL 1.9%
  Heartland Express, Inc. ........................   1,734      $42,153
  Knight Transportation, Inc. ....................   2,728       53,278
  Landstar System, Inc. ..........................   1,457       61,908
                                                             ----------
TOTAL ROAD & RAIL                                               157,339
                                                             ----------

  SOFTWARE 4.9%
  Ansys, Inc.*....................................   1,222       68,982
  EPIQ Systems, Inc.*.............................   2,168       37,745
  Factset Research Systems, Inc. .................   1,987       87,706
  Internet Security Systems*......................   2,714       60,902
  Kronos Inc/MA*..................................     692       31,583
  Manhattan Associates, Inc.*.....................   1,912       41,510
  Quality Systems, Inc.*..........................   1,048       35,171
  Take-Two Interactive Software, Inc.*............   2,102       35,839
                                                             ----------
TOTAL SOFTWARE                                                  399,438
                                                             ----------
  SPECIALTY RETAIL 7.1%
  Childrens Place Retail Stores Inc (The)*........     844       52,142
  Christopher & Banks Corp. ......................   5,263      139,049
  Genesco, Inc.*..................................   1,049       43,355
  Guitar Center, Inc.*............................     806       43,331
  Hibbett Sporting Goods, Inc.*...................   1,706       51,709
  HOT Topic, Inc.*................................   5,499       81,550
  Select Comfort Corp.*...........................   1,541       61,577

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  Too, Inc.*......................................   1,371      $52,674
  Tractor Supply Co.*.............................     876       56,756
                                                             ----------
TOTAL SPECIALTY RETAIL                                          582,143
                                                             ----------

  TEXTILES, APPAREL & LUXURY GOODS 1.3%
  Fossil, Inc.*...................................   2,355       38,292
  K-Swiss, Inc. -- Class A........................   2,233       64,043
                                                             ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                102,335
                                                             ----------

  THRIFTS & MORTGAGE FINANCE 2.2%
  Flagstar Bancorp, Inc. .........................   5,288       84,608
  Fremont General Corp. ..........................   4,135       91,962
                                                             ----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                176,570
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $7,892,840)                                           8,173,346
                                                             ----------

SHORT TERM INVESTMENTS 0.0%(A)
  Short-Term Investment Co. ......................     818          818
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $818)                                                       818
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,893,658)                                           8,174,164
                                                             ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)
                                                                 (1,230)
                                                             ----------
NET ASSETS--100.0%                                           $8,172,934
-----------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES                                       April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                             RYDEX        RYDEX
                            RYDEX S&P                      S&P 500      S&P 500
                                EQUAL   RYDEX RUSSELL         PURE         PURE
                           WEIGHT ETF      TOP 50 ETF    VALUE ETF   GROWTH ETF
                       --------------   -------------   ----------   ----------
ASSETS
Investments at Market
  Value..............  $1,647,063,212   $110,550,873    $4,644,407   $6,868,924
Receivables:
  Investments Sold...              --             --            --           --
  Dividends..........       1,456,352        158,447         8,491        6,739
  Rydex In-kind
    Subscriptions....      50,597,770             --            --           --
                       --------------   ------------    ----------   ----------
    TOTAL ASSETS.....   1,699,117,334    110,709,320     4,652,898    6,875,663
                       --------------   ------------    ----------   ----------
LIABILITIES
Payables:
  Investments
    Purchased........         135,644             --            --        4,642
  Rydex In-kind
    Redemptions......      50,505,416             --            --           --
  Due to Custodian...         270,738        248,038            --        2,745
  Accrued Management
    Fees.............       1,046,236         35,210         2,607        3,159
                       --------------   ------------    ----------   ----------
    TOTAL
      LIABILITIES....      51,958,034        283,248         2,607       10,546
                       --------------   ------------    ----------   ----------
NET ASSETS...........  $1,647,159,300   $110,426,072    $4,650,291   $6,865,117
                       ==============   ============    ==========   ==========
NET ASSETS CONSIST
  OF:
Paid-in Capital......  $1,529,635,087   $108,100,233    $4,481,070   $6,896,286
Undistributed Net
  Investment Income
  (Loss).............       1,026,855        153,310        14,374        7,454
Accumulated Net
  Realized Gain
  (Loss) on
  Investments........      (9,860,176)      (245,371)       (6,541)       3,526
Net Unrealized
  Appreciation/
  (Depreciation) on
  Investments........     126,357,534      2,417,900       161,388      (42,149)
                       --------------   ------------    ----------   ----------
NET ASSETS...........  $1,647,159,300   $110,426,072    $4,650,291   $6,865,117
                       ==============   ============    ==========   ==========
Shares Outstanding
  (Unlimited Shares
  Authorized), No Par
  Value..............      37,054,461      1,150,000       150,000      200,000
                       ==============   ============    ==========   ==========
Net Asset Value,
  Offering Price and
  Repurchase Price
  Per Share..........  $        44.45   $      96.02    $    31.00   $    34.33
                       ==============   ============    ==========   ==========
Total Cost of
  Investments........  $1,520,705,678   $108,132,973    $4,483,019   $6,911,073
                       ==============   ============    ==========   ==========

See Notes to Financial Statements.

                                       65                 SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS
AND LIABILITIES                                       April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                          RYDEX S&P    RYDEX S&P      RYDEX S&P      RYDEX S&P
                         MIDCAP 400   MIDCAP 400   SMALLCAP 600   SMALLCAP 600
                               PURE         PURE           PURE           PURE
                          VALUE ETF   GROWTH ETF      VALUE ETF     GROWTH ETF
                         ----------   ----------   ------------   ------------
ASSETS
Investments at Market
  Value................  $4,810,125   $7,866,083    $5,972,890     $8,174,164
Receivables:
  Investments Sold.....         --           --             --         54,751
  Dividends............      6,900        1,758          5,648            542
  Rydex In-kind
    Subscriptions......         --           --             --             --
                         ----------   ----------    ----------     ----------
    TOTAL ASSETS.......  4,817,025    7,867,841      5,978,538      8,229,457
                         ----------   ----------    ----------     ----------
LIABILITIES
Payables:
  Investments
    Purchased..........         --           --             --         52,710
  Rydex In-kind
    Redemptions........         --           --             --             --
  Due to Custodian.....         --           --             --
  Accrued Management
    Fees...............      2,713        4,510          3,366          3,813
                         ----------   ----------    ----------     ----------
    TOTAL
      LIABILITIES......      2,713        4,510          3,366         56,523
                         ----------   ----------    ----------     ----------
NET ASSETS.............  $4,814,312   $7,863,331    $5,975,172     $8,172,934
                         ==========   ==========    ==========     ==========
NET ASSETS CONSIST OF:
Paid-in Capital........  $4,729,110   $7,893,405    $5,766,825     $7,896,315
Undistributed Net
  Investment Income
  (Loss)...............     14,075         (779)        11,695         (1,107)
Accumulated Net
  Realized Gain (Loss)
  on Investments.......       (128)         855           (389)        (2,780)
Net Unrealized
  Appreciation/
  (Depreciation) on
  Investments..........     71,255      (30,150)       197,041        280,506
                         ----------   ----------    ----------     ----------
NET ASSETS.............  $4,814,312   $7,863,331    $5,975,172     $8,172,934
                         ==========   ==========    ==========     ==========
Shares Outstanding
  (Unlimited Shares
  Authorized), No Par
  Value................    150,000      150,000        150,000        200,000
                         ==========   ==========    ==========     ==========
Net Asset Value,
  Offering Price and
  Repurchase Price Per
  Share................  $   32.10    $   52.42     $    39.83     $    40.86
                         ==========   ==========    ==========     ==========
Total Cost of
  Investments..........  $4,738,870   $7,896,233    $5,775,849     $7,893,658
                         ==========   ==========    ==========     ==========

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                                    For the Period Ended
                                                      April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                              RYDEX S&P                    RYDEX S&P     RYDEX S&P
                                  EQUAL   RYDEX RUSSELL     500 PURE      500 PURE
                             WEIGHT ETF      TOP 50 ETF   VALUE ETF*   GROWTH ETF*
                           ------------   -------------   ----------   -----------
INVESTMENT INCOME
  Dividends..............  $ 11,415,368    $1,485,494      $ 16,981     $ 10,613
  Foreign Taxes
    Withheld.............            --            --            --           --
                           ------------    ----------      --------     --------
    Total Income.........    11,415,368     1,485,494        16,981       10,613
                           ------------    ----------      --------     --------
EXPENSES
  Management Fee.........     2,805,658       125,503         2,607        3,159
                           ------------    ----------      --------     --------
Net Investment Income....     8,609,710     1,359,991        14,374        7,454
                           ------------    ----------      --------     --------
REALIZED AND UNREALIZED
  GAIN/(LOSS) ON
  INVESTMENTS
Net Realized Gain/(Loss)
  From:
  Investments............    (3,750,512)     (156,903)       (6,541)       3,526
  In-kind Redemptions....    50,763,913     1,944,387            --           --
                           ------------    ----------      --------     --------
    Net Realized
      Gain/(Loss)........    47,013,401     1,787,484        (6,541)       3,526
Net Change in Unrealized
  Appreciation/(Depreciation)
  on Investments.........   105,101,922     4,480,325       161,388      (42,149)
                           ------------    ----------      --------     --------
Net Realized and
  Unrealized Gain/(Loss)
  on Investments.........   152,115,323     6,267,809       154,847      (38,623)
                           ------------    ----------      --------     --------
    NET
      INCREASE/(DECREASE)
      IN NET ASSETS
      RESULTING FROM
      OPERATIONS.........  $160,725,033    $7,627,800      $169,221     $(31,169)
                           ============    ==========      ========     ========

* The Fund commenced operations on March 1, 2006.

See Notes to Financial Statements.

                                       67                 SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS                                    For the Period Ended
                                                      April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                            RYDEX S&P     RYDEX S&P      RYDEX S&P      RYDEX S&P
                           MIDCAP 400    MIDCAP 400   SMALLCAP 600   SMALLCAP 600
                                 PURE          PURE           PURE           PURE
                           VALUE ETF*   GROWTH ETF*     VALUE ETF*    GROWTH ETF*
                           ----------   -----------   ------------   ------------
INVESTMENT INCOME
  Dividends..............   $16,788      $  3,731       $ 15,076       $  2,706
  Foreign Taxes
    Withheld.............        --            --            (15)            --
                            -------      --------       --------       --------
    Total Income.........    16,788         3,731         15,061          2,706
                            -------      --------       --------       --------
EXPENSES
  Management Fee.........     2,713         4,510          3,366          3,813
                            -------      --------       --------       --------
Net Investment Income....    14,075          (779)        11,695         (1,107)
                            -------      --------       --------       --------
REALIZED AND UNREALIZED
  GAIN/(LOSS) ON
  INVESTMENTS
Net Realized Gain/(Loss)
  From:
  Investments............      (128)          855           (389)        (2,780)
  In-kind Redemptions....        --            --             --             --
                            -------      --------       --------       --------
    Net Realized
      Gain/(Loss)........      (128)          855           (389)        (2,780)
Net Change in Unrealized
  Appreciation/(Depreciation)
  on Investments.........    71,255       (30,150)       197,041        280,506
                            -------      --------       --------       --------
Net Realized and
  Unrealized Gain/(Loss)
  on Investments.........    71,127       (29,295)       196,652        277,726
                            -------      --------       --------       --------
    NET
      INCREASE/(DECREASE)
      IN NET ASSETS
      RESULTING FROM
      OPERATIONS.........   $85,202      $(30,074)      $208,347       $276,619
                            =======      ========       ========       ========

* The Fund commenced operations on March 1, 2006.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      RYDEX S&P EQUAL WEIGHT ETF
                                                   ---------------------------------
                                                      (UNAUDITED)
                                                       SIX MONTHS
                                                            ENDED         YEAR ENDED
                                                   APRIL 30, 2006   OCTOBER 31, 2005
                                                   --------------   ----------------
OPERATIONS
  Net Investment Income..........................  $    8,609,710    $    9,400,925
  Net Realized Gain/(Loss).......................      47,013,401        64,487,720
  Net Change in Unrealized Appreciation/
    (Depreciation) on Investments................     105,101,922           319,080
                                                   --------------    --------------
  Net Increase/(Decrease) in Net Assets Resulting
    From Operations..............................     160,725,033        74,207,725
                                                   --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income..........................      (8,152,747)       (8,884,060)
                                                   --------------    --------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold......................     654,156,218       673,529,856
  Value of Shares Reinvested.....................          20,482                --
  Value of Shares Repurchased....................    (230,999,254)     (153,080,243)
                                                   --------------    --------------
  Net Increase/(Decrease) in Net Assets Resulting
    From Share Transactions......................     423,177,446       520,449,613
                                                   --------------    --------------
    Increase/(Decrease) in Net Assets............     575,749,732       585,773,278
NET ASSETS--BEGINNING OF PERIOD..................   1,071,409,568       485,636,290
                                                   --------------    --------------
NET ASSETS--END OF PERIOD(1).....................  $1,647,159,300    $1,071,409,568
                                                   ==============    ==============
(1) Including Undistributed Net Investment
    Income.......................................  $    1,026,855    $      569,892
                                                   ==============    ==============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold....................................       4,503,000         4,350,000
  Shares Issued in Connection with Stock Split...      27,150,006                --
  Shares Reinvested..............................             455                --
  Shares Repurchased.............................      (1,350,000)       (1,000,000)
  Shares Outstanding, Beginning of Period........       6,751,000         3,401,000
                                                   --------------    --------------
  Shares Outstanding, End of Period..............      37,054,461         6,751,000
                                                   ==============    ==============

See Notes to Financial Statements.

                                       69                 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                RYDEX RUSSELL TOP 50 ETF
                                            ---------------------------------
                                               (UNAUDITED)    FOR THE PERIOD
                                                SIX MONTHS     MAY 4, 2005*
                                                     ENDED       THROUGH
                                            APRIL 30, 2006   OCTOBER 31, 2005
                                            --------------   ----------------
OPERATIONS
  Net Investment Income...................   $  1,359,991      $    872,067
  Net Realized Gain/(Loss)................      1,787,484           (98,847)
  Net Change in Unrealized Appreciation/
    (Depreciation) on Investments.........      4,480,325        (2,062,425)
                                             ------------      ------------
  Net Increase/(Decrease) in Net Assets
    Resulting From Operations.............      7,627,800        (1,289,205)
                                             ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income...................     (1,408,926)         (669,822)
                                             ------------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold...............      4,739,700       143,626,041
  Value of Shares Reinvested..............             --                --
  Value of Shares Repurchased.............    (37,617,723)       (4,581,793)
                                             ------------      ------------
  Net Increase/(Decrease) in Net Assets
    Resulting From Share Transactions.....    (32,878,023)      139,044,248
                                             ------------      ------------
    Increase/(Decrease) in Net Assets.....    (26,659,149)      137,085,221
NET ASSETS--BEGINNING OF PERIOD...........    137,085,221                --
                                             ------------      ------------
NET ASSETS--END OF PERIOD(1)..............   $110,426,072      $137,085,221
                                             ============      ============
(1) Including Undistributed Net Investment
    Income................................   $    153,310      $    202,245
                                             ============      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.............................         50,000         1,550,000
  Shares Reinvested.......................             --
  Shares Repurchased......................       (400,000)          (50,000)
  Shares Outstanding, Beginning of
    Period................................      1,500,000                --
                                             ------------      ------------
  Shares Outstanding, End of Period.......      1,150,000         1,500,000
                                             ============      ============

* Commencement of investment operations.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     RYDEX
                                                   RYDEX            RYDEX       S&P MIDCAP
                                            S&P 500 PURE     S&P 500 PURE         400 PURE
                                               VALUE ETF       GROWTH ETF        VALUE ETF
                                          --------------   --------------   --------------
                                             (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                          FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                          MARCH 1, 2006*   MARCH 1, 2006*   MARCH 1, 2006*
                                                 THROUGH          THROUGH          THROUGH
                                          APRIL 30, 2006   APRIL 30, 2006   APRIL 30, 2006
                                          --------------   --------------   --------------
OPERATIONS
  Net Investment Income.................    $   14,374       $    7,454       $   14,075
  Net Realized Gain/(Loss)..............        (6,541)           3,526             (128)
  Net Change in Unrealized Appreciation/
    (Depreciation) on Investments.......       161,388          (42,149)          71,255
                                            ----------       ----------       ----------
  Net Increase/(Decrease) in Net Assets
    Resulting From Operations...........       169,221          (31,169)          85,202
                                            ----------       ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income.................            --               --               --
                                            ----------       ----------       ----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold.............     4,481,070        6,896,286        4,729,110
  Value of Shares Reinvested............            --               --               --
  Value of Shares Repurchased...........            --               --               --
                                            ----------       ----------       ----------
  Net Increase/(Decrease) in Net Assets
    Resulting From Share Transactions...     4,481,070        6,896,286        4,729,110
                                            ----------       ----------       ----------
    Increase/(Decrease) in Net Assets...     4,650,291        6,865,117        4,814,312
NET ASSETS--BEGINNING OF PERIOD.........            --               --               --
                                            ----------       ----------       ----------
NET ASSETS--END OF PERIOD(1)............    $4,650,291       $6,865,117       $4,814,312
                                            ==========       ==========       ==========
(1) Including Undistributed Net
  Investment Income.....................    $   14,374       $    7,454       $   14,075
                                            ==========       ==========       ==========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold...........................       150,000          200,000          150,000
  Shares Reinvested.....................            --               --               --
  Shares Repurchased....................            --               --               --
  Shares Outstanding, Beginning of
    Period..............................            --               --               --
                                            ----------       ----------       ----------
  Shares Outstanding, End of Period.....       150,000          200,000          150,000
                                            ==========       ==========       ==========

* Commencement of investment operations.

See Notes to Financial Statements.

                                       71                 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   RYDEX            RYDEX            RYDEX
                                              S&P MIDCAP     S&P SMALLCAP     S&P SMALLCAP
                                                400 PURE         600 PURE         600 PURE
                                              GROWTH ETF        VALUE ETF       GROWTH ETF
                                          --------------   --------------   --------------
                                             (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                          FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                          MARCH 1, 2006*   MARCH 1, 2006*   MARCH 1, 2006*
                                                 THROUGH          THROUGH          THROUGH
                                          APRIL 30, 2006   APRIL 30, 2006   APRIL 30, 2006
                                          --------------   --------------   --------------
OPERATIONS
  Net Investment Income.................    $     (779)      $   11,695       $   (1,107)
  Net Realized Gain/(Loss)..............           855             (389)          (2,780)
  Net Change in Unrealized Appreciation/
    (Depreciation) on Investments.......       (30,150)         197,041          280,506
                                            ----------       ----------       ----------
  Net Increase/(Decrease) in Net Assets
    Resulting From Operations...........       (30,074)         208,347          276,619
                                            ----------       ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income.................            --               --               --
                                            ----------       ----------       ----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold.............     7,893,405        5,766,825        7,896,315
  Value of Shares Reinvested............            --               --               --
  Value of Shares Repurchased...........            --               --               --
                                            ----------       ----------       ----------
  Net Increase/(Decrease) in Net Assets
    Resulting From Share Transactions...     7,893,405        5,766,825        7,896,315
                                            ----------       ----------       ----------
    Increase/(Decrease) in Net Assets...     7,863,331        5,975,172        8,172,934
NET ASSETS--BEGINNING OF PERIOD.........            --               --               --
                                            ----------       ----------       ----------
NET ASSETS--END OF PERIOD(1)............    $7,863,331       $5,975,172       $8,172,934
                                            ==========       ==========       ==========
(1) Including Undistributed Net
  Investment Income.....................    $     (779)      $   11,695       $   (1,107)
                                            ==========       ==========       ==========
CHANGES IN SHARES OUTSTANDING:
  Shares Sold...........................       150,000          150,000          200,000
  Shares Reinvested.....................            --               --               --
  Shares Repurchased....................            --               --               --
  Shares Outstanding, Beginning of
    Period..............................            --               --               --
                                            ----------       ----------       ----------
  Shares Outstanding, End of Period.....       150,000          150,000          200,000
                                            ==========       ==========       ==========

* Commencement of investment operations.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      RYDEX S&P EQUAL WEIGHT ETF
                        --------------------------------------------------------------------------------------
                              (UNAUDITED)                                                    FOR THE PERIOD
                               SIX MONTHS                                                    APRIL 24, 2003*
                                    ENDED          YEAR ENDED            YEAR ENDED              THROUGH
                        APRIL 30, 2006(1)      OCTOBER 31, 2005(1)   OCTOBER 31, 2004(1)   OCTOBER 31, 2003(1)
                        -----------------      -------------------   -------------------   -------------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF
  PERIOD..............             $39.68                   $35.70                $31.61                $25.26
                        -----------------      -------------------   -------------------   -------------------
Net Investment
  Income**............               0.26                     0.43                  0.37                  0.18
Net Realized and
  Unrealized
  Gain/(Loss) on
  Investments**.......               4.76                     3.95                  4.08                  6.33
                        -----------------      -------------------   -------------------   -------------------
TOTAL FROM INVESTMENT
  OPERATIONS..........               5.02                     4.38                  4.45                  6.51
                        -----------------      -------------------   -------------------   -------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment
  Income..............              (0.25)                   (0.40)                (0.36)                (0.16)
                        -----------------      -------------------   -------------------   -------------------
NET ASSET VALUE AT END
  OF PERIOD...........             $44.45                   $39.68                $35.70                $31.61
                        =================      ===================   ===================   ===================
TOTAL RETURN***.......              12.68%                   12.29%                14.11%                25.77%
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets at End of
  Period (000's
  omitted)............         $1,647,159               $1,071,410              $485,636              $177,135
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses..............               0.40%****                0.40%                 0.40%                 0.40%****
Net Investment
  Income..............               1.23%****                1.11%                 1.09%                 1.13%****
Portfolio Turnover
  Rate+...............                  7%                      22%                   55%                   42%

   *   Commencement of investment operations.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees and broker commission charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
(1) All per share information representing data prior to April 26, 2006 has been adjusted for the effect of a 4 for 1 stock split which occurred on April 26, 2006.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

                                       73                 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            RYDEX RUSSELL TOP 50 ETF
                                      ------------------------------------
                                         (UNAUDITED)        FOR THE PERIOD
                                          SIX MONTHS          MAY 4, 2005*
                                               ENDED               THROUGH
                                      APRIL 30, 2006      OCTOBER 31, 2005
                                      --------------      ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................          $91.39                $91.51
                                      --------------      ----------------
Net Investment Income**.............            1.02                  0.79
Net Realized and Unrealized
  Gain/(Loss) on Investments**......            4.71                 (0.46)
                                      --------------      ----------------
TOTAL FROM INVESTMENT OPERATIONS....            5.73                  0.33
                                      --------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............           (1.10)                (0.45)
                                      --------------      ----------------
NET ASSET VALUE AT END OF PERIOD....          $96.02                $91.39
                                      ==============      ================
TOTAL RETURN***.....................            6.29%                 0.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  omitted)..........................        $110,426              $137,085
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................            0.20%****             0.20%****
Net Investment Income...............            2.17%****             1.74%****
Portfolio Turnover Rate+............               2%                    1%

   *   Commencement of investment operations.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees and broker commission charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         RYDEX              RYDEX          RYDEX S&P
                                  S&P 500 PURE       S&P 500 PURE         MIDCAP 400
                                     VALUE ETF         GROWTH ETF     PURE VALUE ETF
                                --------------     --------------     --------------
                                   (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
                                FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                MARCH 1, 2006*     MARCH 1, 2006*     MARCH 1, 2006*
                                       THROUGH            THROUGH            THROUGH
                                APRIL 30, 2006     APRIL 30, 2006     APRIL 30, 2006
                                --------------     --------------     --------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT BEGINNING
  OF PERIOD...................          $29.87             $34.42             $31.53
                                --------------     --------------     --------------
Net Investment Income**.......            0.10               0.05               0.10
Net Realized and Unrealized
  Gain/(Loss) on
  Investments**...............            1.03             (0.14)               0.47
                                --------------     --------------     --------------
TOTAL FROM INVESTMENT
  OPERATIONS..................            1.13             (0.09)               0.57
                                --------------     --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income.........              --                 --                 --
                                --------------     --------------     --------------
NET ASSET VALUE AT END OF
  PERIOD......................          $31.00             $34.33             $32.10
                                ==============     ==============     ==============
TOTAL RETURN***...............            3.78%            (0.26)%              1.81%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's omitted).............          $4,650             $6,865             $4,814
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses......................            0.35%****           0.35%****           0.35%****
Net Investment Income.........            1.93%****           0.83%****           1.82%****
Portfolio Turnover Rate+......               1%                 4%                 0%(1)

   *   Commencement of investment operations.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees and broker commission charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
  (1)   Amount is less than 0.5%
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

                                       75                 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               RYDEX S&P              RYDEX S&P              RYDEX S&P
                         MIDCAP 400 PURE      SMALLCAP 600 PURE      SMALLCAP 600 PURE
                              GROWTH ETF              VALUE ETF             GROWTH ETF
                         ---------------      -----------------      -----------------
                             (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
                          FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD
                          MARCH 1, 2006*         MARCH 1, 2006*         MARCH 1, 2006*
                                 THROUGH                THROUGH                THROUGH
                          APRIL 30, 2006         APRIL 30, 2006         APRIL 30, 2006
                         ---------------      -----------------      -----------------
PER SHARE OPERATING
  PERFORMANCE:

NET ASSET VALUE AT
  BEGINNING OF
  PERIOD...............           $52.62                 $38.45                 $39.31
                         ---------------      -----------------      -----------------

Net Investment
  Income**.............             0.00(1)                0.08                   0.00(1)

Net Realized and
  Unrealized
  Gain/(Loss) on
  Investments**........            (0.20)                  1.30                   1.55
                         ---------------      -----------------      -----------------

TOTAL FROM INVESTMENT
  OPERATIONS...........            (0.20)                  1.38                   1.55
                         ---------------      -----------------      -----------------

DISTRIBUTIONS TO
  SHAREHOLDERS FROM:

Net Investment
  Income...............               --                     --                     --
                         ---------------      -----------------      -----------------

NET ASSET VALUE AT END
  OF PERIOD............           $52.42                 $39.83                 $40.86
                         ===============      =================      =================

TOTAL RETURN***........            (0.38%)                 3.59%                  3.94%

RATIOS/SUPPLEMENTAL
  DATA:

Net Assets at End of
  Period (000's
  omitted).............           $7,863                 $5,975                 $8,173

RATIO TO AVERAGE NET
  ASSETS OF:

Expenses...............             0.35%****              0.35%****              0.35%****

Net Investment
  Income...............            (0.06%)****              1.22%****             (0.10%)****

Portfolio Turnover
  Rate+................                4%                     2%                     3%

   *   Commencement of investment operations.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees and broker commission charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
  (1)   Amount is less than $0.005 per share.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS                                     April 30, 2006
--------------------------------------------------------------------------------
1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. The Trust currently consists of eight series, Rydex S&P Equal Weight ETF, Rydex Russell Top 50 ETF, Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF, (the "Funds"). Rydex S&P Equal Weight ETF commenced operations on April 24, 2003 and Rydex Russell Top 50 ETF commenced operations on May 4, 2005. Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, and Rydex S&P SmallCap 600 Pure Growth ETF all commenced operations on March 1, 2006.

The Funds' investment objective is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of an index representing publicly traded equity securities (the "Underlying Index"). The Rydex S&P Equal Weight ETF tracks the S&P Equal Weight Index, the Rydex Russell Top 50 ETF tracks the Russell Top 50(TM) Index, the Rydex S&P 500 Pure Value ETF tracks the S&P 500/Citigroup Pure Value Index, the Rydex S&P 500 Pure Growth ETF tracks the S&P 500/Citigroup Pure Growth Index, the Rydex S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400/Citigroup Pure Value Index, the Rydex S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400/Citigroup Pure Growth Index, the Rydex S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600/Citigroup Pure Value Index, the Rydex S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600/Citigroup Pure Growth Index. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds portfolio will ordinarily not result in the elimination of the security from the Funds portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make

--------------------------------------------------------------------------------

                                       77                 SEMI-ANNUAL REPORT

estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Funds financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price.

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date net of foreign tax withholdings. Interest income is recorded on the accrual basis.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Global Advisors, which acts as the Funds investment adviser (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the

--------------------------------------------------------------------------------

                                       78

Advisor, liquidity or other considerations so warrant. For the six months ended April 30, 2006, the Funds had not engaged in repurchase transactions.

D. FEDERAL INCOME TAXES

The Funds policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of the taxable income to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts, futures and options, losses deferred due to wash sales and excise tax regulations.

For the six months ended April 30, 2006, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds tax year. These reclassifications have no effect on net assets or net asset value per share. The in-kind gains for the six months ended April 30, 2006 are disclosed in the Funds Statement of Operations.

In order to present paid-in-capital, undistributed net investment income and accumulated net realized losses on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital, undistributed net investment income and accumulated net realized losses on investments. For the six months ended April 30, 2006, the adjustments for the Funds were as follows:

                                                       UNDISTRIBUTED    ACCUMULATED
                                            PAID-IN   NET INVESTMENT   NET REALIZED
                                            CAPITAL           INCOME    GAIN/(LOSS)
                                        -----------   --------------   ------------
Rydex S&P Equal Weight ETF............  $50,763,913     $      --      $(50,763,913)
Rydex Russell Top 50 ETF..............    1,944,386            --        (1,944,386)
Rydex S&P 500 Pure Value ETF..........           --            --                --
Rydex S&P 500 Pure Growth ETF.........           --            --                --
Rydex S&P MidCap 400 Pure Value ETF...           --            --                --
Rydex S&P MidCap 400 Pure Growth
  ETF.................................           --            --                --
Rydex S&P SmallCap 600 Pure Value
  ETF.................................           --            --                --
Rydex S&P SmallCap 600 Pure Growth
  ETF.................................           --            --                --

--------------------------------------------------------------------------------

                                       79                 SEMI-ANNUAL REPORT

At April 30, 2006, the Funds had a capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                                             2012        2013
                                                           --------   ----------
Rydex S&P Equal Weight ETF...............................  $272,282   $5,596,230
Rydex Russell Top 50 ETF.................................        --       88,468
Rydex S&P 500 Pure Value ETF.............................        --           --
Rydex S&P 500 Pure Growth ETF............................        --           --
Rydex S&P MidCap 400 Pure Value ETF......................        --           --
Rydex S&P MidCap 400 Pure Growth ETF.....................        --           --
Rydex S&P SmallCap 600 Pure Value ETF....................        --           --
Rydex S&P SmallCap 600 Pure Growth ETF...................        --           --

E. DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends from net investment income and distribute from net realized capital gains at least annually.

F. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Rydex Russell Top 50 ETF is a non-diversified fund, subjecting it to a greater risk than funds that are diversified.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate shown below of the average daily net assets of the Funds.

                                                               ADVISORY FEE
                                                              -------------
Rydex S&P Equal Weight ETF..................................          0.40%
Rydex Russell Top 50 ETF....................................          0.20%
Rydex S&P 500 Pure Value ETF................................          0.35%
Rydex S&P 500 Pure Growth ETF...............................          0.35%
Rydex S&P MidCap 400 Pure Value ETF.........................          0.35%
Rydex S&P MidCap 400 Pure Growth ETF........................          0.35%
Rydex S&P SmallCap 600 Pure Value ETF.......................          0.35%
Rydex S&P SmallCap 600 Pure Growth ETF......................          0.35%

Under an Administration agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets

--------------------------------------------------------------------------------

                                       80

of the Trust and the Funds, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services except interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, any future distribution fees or expenses and extraordinary expenses.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At April 30, 2006, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units, shown below. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date.

                                                                      MINIMUM
                                                              TRANSACTION FEE
                                                              ---------------
Rydex S&P Equal Weight ETF..................................           $2,000
Rydex Russell Top 50 ETF....................................              500
Rydex S&P 500 Pure Value ETF................................            1,000
Rydex S&P 500 Pure Growth ETF...............................            1,000
Rydex S&P MidCap 400 Pure Value ETF.........................              750
Rydex S&P MidCap 400 Pure Growth ETF........................              750
Rydex S&P SmallCap 600 Pure Value ETF.......................            1,000
Rydex S&P SmallCap 600 Pure Growth ETF......................            1,000

--------------------------------------------------------------------------------

                                       81                 SEMI-ANNUAL REPORT

5.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2006 the Funds had in-kind contributions and in-kind redemptions as follows:

                                                     CONTRIBUTIONS    REDEMPTIONS
                                                     -------------   ------------
Rydex S&P Equal Weight ETF.........................  $646,174,107    $218,307,882
Rydex Russell Top 50 ETF...........................     4,735,067      37,500,554
Rydex S&P 500 Pure Value ETF.......................     4,480,621              --
Rydex S&P 500 Pure Growth ETF......................     6,895,882              --
Rydex S&P MidCap 400 Pure Value ETF................     4,729,002              --
Rydex S&P MidCap 400 Pure Growth ETF...............     7,893,329              --
Rydex S&P SmallCap 600 Pure Value ETF..............     5,766,345              --
Rydex S&P SmallCap 600 Pure Growth ETF.............     7,897,465              --

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                      PURCHASES             SALES
                                                    -----------   ---------------
Rydex S&P Equal Weight ETF........................  $99,211,760   $   101,780,673
Rydex Russell Top 50 ETF..........................    2,120,659         2,050,977
Rydex S&P 500 Pure Value ETF......................       61,651            63,182
Rydex S&P 500 Pure Growth ETF.....................      239,183           242,287
Rydex S&P MidCap 400 Pure Value ETF...............        4,922             4,880
Rydex S&P MidCap 400 Pure Growth ETF..............      323,334           323,117
Rydex S&P SmallCap 600 Pure Value ETF.............      117,713           120,741
Rydex S&P SmallCap 600 Pure Growth ETF............      174,393           176,237

At April 30, 2006, gross unrealized appreciation of investments for the Funds were as follows:

                                                    GROSS          GROSS   NET UNREALIZED
                                IDENTIFIED     UNREALIZED     UNREALIZED     APPRECIATION
                                      COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                            --------------   ------------   ------------   --------------
Rydex S&P Equal Weight
  ETF.....................  $1,520,705,678   $171,672,205   $45,314,671     $126,357,534
Rydex Russell Top 50
  ETF.....................     108,132,973      6,375,551     3,957,651        2,417,900
Rydex S&P 500 Pure Value
  ETF.....................       4,483,019        243,203        81,815          161,388
Rydex S&P 500 Pure Growth
  ETF.....................       6,911,073        187,428       229,577          (42,149)
Rydex S&P MidCap 400 Pure
  Value ETF...............       4,738,870        177,556       106,301           71,255
Rydex S&P MidCap 400 Pure
  Growth ETF..............       7,896,233        325,118       355,268          (30,150)
Rydex S&P SmallCap 600
  Pure Value ETF..........       5,775,849        375,907       178,866          197,041
Rydex S&P SmallCap 600
  Pure Growth ETF.........       7,893,658        493,227       212,721          280,506

6.  STOCK SPLIT

Effective April 26, 2006 the Rydex S&P Equal Weight ETF underwent a 4-for-1 stock split. The effect of this transaction was to multiply the number of outstanding shares in the Rydex S&P Equal Weight ETF by four, while dividing the net asset value by four.

SUPPLEMENTAL INFORMATION
--------------------------------------------------------------------------------
PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable during the most recent 6-month period ended April 30, is also available, without charge and upon request, by (i) calling (800) 820-0888; or
(ii) accessing the Funds' Form N-PX on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

                               RYDEX INVESTMENTS
         BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex ETF Trust Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex

--------------------------------------------------------------------------------

                                       83                 SEMI-ANNUAL REPORT

Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds

--------------------------------------------------------------------------------

                                       84

under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for

--------------------------------------------------------------------------------

                                       85                 SEMI-ANNUAL REPORT

the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fee at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.

INFORMATION ON BOARD OF TRUSTEES
AND OFFICERS
--------------------------------------------------------------------------------

                                       86

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                  LENGTH OF SERVICE
   NAME, POSITION AND                 AS TRUSTEE               NUMBER OF FUNDS
     YEAR OF BIRTH                   (YEAR BEGAN)                 OVERSEEN
------------------------  ----------------------------------   ---------------
CARL G. VERBONCOEUR*          Rydex Series Funds - 2004              120
Trustee, President           Rydex Variable Trust - 2004
(1952)                        Rydex Dynamic Funds - 2004
                                Rydex ETF Trust - 2004
                          Rydex Capital Partners SPhinX Fund
                                        - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                                ---------------

MICHAEL P. BYRUM*             Rydex Series Funds - 2005              120
Trustee, Vice President      Rydex Variable Trust - 2005
and Secretary (1970)          Rydex Dynamic Funds - 2005
                                Rydex ETF Trust - 2005
                          Rydex Capital Partners SPhinX Fund
                                        - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                  LENGTH OF SERVICE
   NAME, POSITION AND                 AS TRUSTEE                  NUMBER OF
     YEAR OF BIRTH                   (YEAR BEGAN)              FUNDS OVERSEEN
------------------------  ----------------------------------   ---------------
JOHN O. DEMARET               Rydex Series Funds - 1997              119
Chairman of the Board,       Rydex Variable Trust - 1998
Trustee (1940)                Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003
                          Rydex Capital Partners SPhinX Fund
                                        - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS:  Retired

                                ---------------

COREY A. COLEHOUR             Rydex Series Funds - 1993              119
Trustee (1945)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003
                          Rydex Capital Partners SPhinX Fund
                                        - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                                ---------------

INFORMATION ON BOARD OF TRUSTEES
AND OFFICERS
--------------------------------------------------------------------------------

                                       87                 SEMI-ANNUAL REPORT

J. KENNETH DALTON             Rydex Series Funds - 1995              119
Trustee (1941)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003
                          Rydex Capital Partners SPhinX Fund
                                        - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                                ---------------

                                  LENGTH OF SERVICE
   NAME, POSITION AND                 AS TRUSTEE               NUMBER OF FUNDS
     YEAR OF BIRTH                   (YEAR BEGAN)                 OVERSEEN
------------------------  ----------------------------------   ---------------
WERNER E. KELLER              Rydex Series Funds - 2005              119
Trustee (1940)               Rydex Variable Trust - 2005
                              Rydex Dynamic Funds - 2005
                                Rydex ETF Trust - 2005
                          Rydex Capital Partners SPhinX Fund
                                        - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                                ---------------

THOMAS F. LYDON, JR.          Rydex Series Funds - 2005              119
Trustee (1960)               Rydex Variable Trust - 2005
                              Rydex Dynamic Funds - 2005
                                Rydex ETF Trust - 2005
                          Rydex Capital Partners SPhinX Fund
                                        - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS:  President, Global Trends
Investments

                                ---------------

PATRICK T. MCCARVILLE         Rydex Series Funds - 1997              119
Trustee (1942)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003
                          Rydex Capital Partners SPhinX Fund
                                        - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                                ---------------

ROGER SOMERS                  Rydex Series Funds - 1993              119
Trustee (1944)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003
                          Rydex Capital Partners SPhinX Fund
                                        - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS:  Owner, Arrow Limousine

--------------------------------------------------------------------------------

INFORMATION ON BOARD OF TRUSTEES
AND OFFICERS
--------------------------------------------------------------------------------

                                       88

EXECUTIVE OFFICERS

   NAME, POSITION AND                    PRINCIPAL OCCUPATIONS
      YEAR OF BIRTH                      DURING PAST FIVE YEARS
-------------------------  --------------------------------------------------
NICK BONOS*                Vice President and Treasurer of Rydex Series
  Vice President and       Funds, Rydex Variable Trust, Rydex Dynamic Funds,
  Treasurer (1963)         Rydex ETF Trust, and Rydex Capital Partners SPhinX
                           Fund (2003 to present); Senior Vice President of
                           Rydex Fund Services, Inc. (2003 to present); Vice
                           President of Accounting of Rydex Fund Services,
                           Inc. (2000 to 2003)
JOANNA M. HAIGNEY*         Chief Compliance Officer Rydex Series Funds, Rydex
Chief Compliance Officer   Variable Trust, and Rydex Dynamic Funds (2004 to
and Assistant Secretary    present); Assistant Secretary of Rydex Series
(1967)                     Funds, Rydex Variable Trust, and Rydex Dynamic
                           Funds (2000 to present); Assistant Secretary of
                           Rydex ETF Trust (2002 to present); Secretary of
                           Rydex Capital Partners SPhinX Fund, (2003 to
                           present); Vice President of Compliance of Rydex
                           Fund Services, Inc. (2000 to present)

* Officers of the Fund are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor.

[RydexInvestments LOGO]
      Essential for modern markets(TM)


      9601 Blackwell Road - Suite 500 - Rockville, MD 20850
      www.rydexinvestments.com - 800.820.0888

      ETF-ANN 1205 X1206

ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

While the members of the audit committee have many years of experience in business and finance, including working with fund financial statements and auditors, they do not feel that the background and experience of any single member would meet the qualifications necessary to be a "financial expert" as that term is defined by the Securities and Exchange Commission. Nonetheless, the committee has determined that, together, its collective financial experience and expertise makes an individual financial expert unnecessary at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PWC"), the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended October 31, 2005 and October 31, 2004 were $32,400 and $21,200, respectively. The aggregate Tax Fees billed by PWC for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended October 31, 2005 and December 31, 2004 were $30,000 and $14,840, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in
(b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not applicable.

(g)      Not applicable.

(h)      Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Rydex ETF Trust has a separate designated audit committee, which consists of the independent trustees. The audit committee members are J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, Corey A. Colehour and Roger Somers.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on January 10, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex ETF Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, and State Street Bank and Trust Company (the "Administrator"), the administrator of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust, the Administrator or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, the Administrator, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.